PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND                        ANNUAL REPORT


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber California Tax-Free Income Fund (Class A) and the Lehman Brothers Municipal Bond Index, from February 28, 1990 through February 29, 2000

[GRAPH]

         PAINEWEBBER
         CALIFORNIA TAX-FREE       LEHMAN BROTHERS
         INCOME FUND (CLASS A)     MUNICIPAL BOND INDEX
Feb-90           $9,601                 $10,089
Mar-90           $9,602                 $10,092
Apr-90           $9,468                 $10,019
May-90           $9,733                 $10,238
Jun-90           $9,821                 $10,328
Jul-90           $9,976                 $10,480
Aug-90           $9,767                 $10,328
Sep-90           $9,775                 $10,334
Oct-90           $9,988                 $10,522
Nov-90          $10,193                 $10,734
Dec-90          $10,273                 $10,780
Jan-91          $10,349                 $10,924
Feb-91          $10,407                 $11,019
Mar-91          $10,417                 $11,022
Apr-91          $10,552                 $11,170
May-91          $10,648                 $11,270
Jun-91          $10,635                 $11,258
Jul-91          $10,755                 $11,396
Aug-91          $10,875                 $11,546
Sep-91          $11,020                 $11,696
Oct-91          $11,101                 $11,801
Nov-91          $11,094                 $11,834
Dec-91          $11,387                 $12,089
Jan-92          $11,327                 $12,117
Feb-92          $11,373                 $12,120
Mar-92          $11,347                 $12,125
Apr-92          $11,447                 $12,233
May-92          $11,574                 $12,377
Jun-92          $11,755                 $12,585
Jul-92          $12,112                 $12,963
Aug-92          $11,926                 $12,837
Sep-92          $11,976                 $12,921
Oct-92          $11,721                 $12,794
Nov-92          $12,064                 $13,023
Dec-92          $12,240                 $13,156
Jan-93          $12,284                 $13,309
Feb-93          $12,862                 $13,790
Mar-93          $12,699                 $13,644
Apr-93          $12,822                 $13,782
May-93          $12,877                 $13,859
Jun-93          $13,071                 $14,091
Jul-93          $13,069                 $14,109
Aug-93          $13,428                 $14,402
Sep-93          $13,589                 $14,567
Oct-93          $13,584                 $14,594
Nov-93          $13,335                 $14,466
Dec-93          $13,703                 $14,771
Jan-94          $13,797                 $14,939
Feb-94          $13,433                 $14,552
Mar-94          $12,793                 $13,960
Apr-94          $12,766                 $14,079
May-94          $12,895                 $14,201
Jun-94          $12,786                 $14,115
Jul-94          $13,071                 $14,373
Aug-94          $13,067                 $14,423
Sep-94          $12,822                 $14,211
Oct-94          $12,535                 $13,958
Nov-94          $12,292                 $13,706
Dec-94          $12,597                 $14,007
Jan-95          $13,009                 $14,408
Feb-95          $13,407                 $14,827
Mar-95          $13,481                 $14,998
Apr-95          $13,476                 $15,016
May-95          $13,956                 $15,495
Jun-95          $13,685                 $15,360
Jul-95          $13,759                 $15,506
Aug-95          $13,940                 $15,703
Sep-95          $13,997                 $15,802
Oct-95          $14,226                 $16,031
Nov-95          $14,511                 $16,297
Dec-95          $14,712                 $16,453
Jan-96          $14,660                 $16,578
Feb-96          $14,571                 $16,466
Mar-96          $14,232                 $16,255
Apr-96          $14,204                 $16,209
May-96          $14,193                 $16,203
Jun-96          $14,330                 $16,379
Jul-96          $14,511                 $16,527
Aug-96          $14,502                 $16,523
Sep-96          $14,685                 $16,755
Oct-96          $14,857                 $16,944
Nov-96          $15,133                 $17,254
Dec-96          $15,116                 $17,182
Jan-97          $15,019                 $17,214
Feb-97          $15,144                 $17,373
Mar-97          $14,950                 $17,142
Apr-97          $15,068                 $17,286
May-97          $15,292                 $17,547
Jun-97          $15,450                 $17,734
Jul-97          $15,922                 $18,226
Aug-97          $15,709                 $18,054
Sep-97          $15,897                 $18,269
Oct-97          $16,016                 $18,386
Nov-97          $16,118                 $18,495
Dec-97          $16,446                 $18,765
Jan-98          $16,532                 $18,958
Feb-98          $16,546                 $18,964
Mar-98          $16,534                 $18,981
Apr-98          $16,422                 $18,895
May-98          $16,687                 $19,194
Jun-98          $16,807                 $19,269
Jul-98          $16,848                 $19,317
Aug-98          $17,132                 $19,616
Sep-98          $17,407                 $19,861
Oct-98          $17,326                 $19,861
Nov-98          $17,415                 $19,931
Dec-98          $17,432                 $19,981
Jan-99          $17,582                 $20,219
Feb-99          $17,523                 $20,130
Mar-99          $17,560                 $20,158
Apr-99          $17,600                 $20,208
May-99          $17,471                 $20,091
Jun-99          $17,189                 $19,802
Jul-99          $17,212                 $19,873
Aug-99          $16,990                 $19,714
Sep-99          $16,943                 $19,722
Oct-99          $16,597                 $19,509
Nov-99          $16,825                 $19,716
Dec-99          $16,680                 $19,568
Jan-00          $16,512                 $19,482
Feb-00          $16,828                 $19,708

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

[Sidenote:]
The graph depicts the performance of PaineWebber California Tax-Free Income Fund (Class A) versus the Lehman Brothers Municipal Bond Index. It is important to note PaineWebber California Tax-Free Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 2/29/00
----------------------------------------------------
                                                  6 Months   1 Year    5 Years  10 Years  Inception(0)
                                    Class A*       -0.95%    -3.96%     4.65%     5.77%     7.13%
           Before Deducting         Class B**      -1.33     -4.60      3.85       N/A      4.84
       Maximum Sales Charge         Class C+       -1.11     -4.36      4.13       N/A      4.12
                                    Class Y++      -0.84     -3.73       N/A       N/A      0.95

            After Deducting         Class A*       -4.90     -7.84      3.79      5.34      6.82
       Maximum Sales Charge         Class B**      -6.13     -9.16      3.52       N/A      4.84
                                    Class C+       -1.83     -5.04      4.13       N/A      4.12

    LB Municipal Bond Index                        -0.02     -2.08      5.85      6.92      8.24
Lipper California Municipal
          Debt Funds Median                        -1.08     -4.23      4.93      6.30      7.40

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

(0) Inception: since commencement of issuance on September 16, 1985 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and February 5, 1998 for Class Y shares. Index and Lipper median inception returns are as of oldest share class inception.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

ANNUAL REPORT                          PAINEWEBBER NATIONAL TAX-FREE INCOME FUND


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber National Tax-Free Income Fund (Class A) and the Lehman Brothers Municipal Bond Index, from February 28, 1990 through February 29, 2000

[GRAPH]

         PAINEWEBBER
         NATIONAL TAX-FREE       LEHMAN BROTHERS
         INCOME FUND (CLASS A)   MUNICIPAL BOND INDEX
Feb-90           $9,602                $10,089
Mar-90           $9,595                $10,092
Apr-90           $9,479                $10,019
May-90           $9,741                $10,238
Jun-90           $9,808                $10,328
Jul-90           $9,973                $10,480
Aug-90           $9,771                $10,328
Sep-90           $9,789                $10,334
Oct-90           $9,970                $10,522
Nov-90          $10,200                $10,734
Dec-90          $10,245                $10,780
Jan-91          $10,347                $10,924
Feb-91          $10,404                $11,019
Mar-91          $10,414                $11,022
Apr-91          $10,567                $11,170
May-91          $10,643                $11,270
Jun-91          $10,611                $11,258
Jul-91          $10,741                $11,396
Aug-91          $10,866                $11,546
Sep-91          $11,005                $11,696
Oct-91          $11,100                $11,801
Nov-91          $11,102                $11,834
Dec-91          $11,385                $12,089
Jan-92          $11,305                $12,117
Feb-92          $11,344                $12,120
Mar-92          $11,338                $12,125
Apr-92          $11,428                $12,233
May-92          $11,588                $12,377
Jun-92          $11,802                $12,585
Jul-92          $12,186                $12,963
Aug-92          $12,003                $12,837
Sep-92          $12,037                $12,921
Oct-92          $11,784                $12,794
Nov-92          $12,125                $13,023
Dec-92          $12,296                $13,156
Jan-93          $12,389                $13,309
Feb-93          $12,890                $13,790
Mar-93          $12,731                $13,644
Apr-93          $12,919                $13,782
May-93          $13,001                $13,859
Jun-93          $13,220                $14,091
Jul-93          $13,202                $14,109
Aug-93          $13,508                $14,402
Sep-93          $13,675                $14,567
Oct-93          $13,710                $14,594
Nov-93          $13,559                $14,466
Dec-93          $13,812                $14,771
Jan-94          $13,959                $14,939
Feb-94          $13,619                $14,552
Mar-94          $12,970                $13,960
Apr-94          $13,008                $14,079
May-94          $13,114                $14,201
Jun-94          $12,986                $14,115
Jul-94          $13,266                $14,373
Aug-94          $13,262                $14,423
Sep-94          $12,986                $14,211
Oct-94          $12,698                $13,958
Nov-94          $12,462                $13,706
Dec-94          $12,826                $14,007
Jan-95          $13,207                $14,408
Feb-95          $13,533                $14,827
Mar-95          $13,639                $14,998
Apr-95          $13,656                $15,016
May-95          $14,065                $15,495
Jun-95          $13,908                $15,360
Jul-95          $14,031                $15,506
Aug-95          $14,124                $15,703
Sep-95          $14,196                $15,802
Oct-95          $14,406                $16,031
Nov-95          $14,677                $16,297
Dec-95          $14,879                $16,453
Jan-96          $14,898                $16,578
Feb-96          $14,717                $16,466
Mar-96          $14,420                $16,255
Apr-96          $14,339                $16,209
May-96          $14,345                $16,203
Jun-96          $14,473                $16,379
Jul-96          $14,617                $16,527
Aug-96          $14,611                $16,523
Sep-96          $14,777                $16,755
Oct-96          $14,951                $16,944
Nov-96          $15,274                $17,254
Dec-96          $15,221                $17,182
Jan-97          $15,184                $17,214
Feb-97          $15,325                $17,373
Mar-97          $15,124                $17,142
Apr-97          $15,236                $17,286
May-97          $15,456                $17,547
Jun-97          $15,655                $17,734
Jul-97          $16,160                $18,226
Aug-97          $15,980                $18,054
Sep-97          $16,168                $18,269
Oct-97          $16,259                $18,386
Nov-97          $16,350                $18,495
Dec-97          $16,647                $18,765
Jan-98          $16,761                $18,958
Feb-98          $16,778                $18,964
Mar-98          $16,782                $18,981
Apr-98          $16,650                $18,895
May-98          $16,943                $19,194
Jun-98          $17,019                $19,269
Jul-98          $17,062                $19,317
Aug-98          $17,312                $19,616
Sep-98          $17,524                $19,861
Oct-98          $17,451                $19,861
Nov-98          $17,510                $19,931
Dec-98          $17,590                $19,981
Jan-99          $17,767                $20,219
Feb-99          $17,670                $20,130
Mar-99          $17,663                $20,158
Apr-99          $17,737                $20,208
May-99          $17,617                $20,091
Jun-99          $17,336                $19,802
Jul-99          $17,333                $19,873
Aug-99          $17,110                $19,714
Sep-99          $17,054                $19,722
Oct-99          $16,835                $19,509
Nov-99          $17,008                $19,716
Dec-99          $16,875                $19,568
Jan-00          $16,749                $19,482
Feb-00          $16,978                $19,708

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

[Sidenote:]
The graph depicts the performance of PaineWebber National Tax-Free Income Fund (Class A) versus the Lehman Brothers Municipal Bond Index. It is important to note PaineWebber National Tax-Free Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 2/29/00
----------------------------------------------------
                                                  6 Months   1 Year    5 Years  10 Years  Inception(0)
                                    Class A*       -0.77%    -3.91%     4.64%     5.86%     7.55%
           Before Deducting         Class B**      -1.08     -4.68      3.83       N/A      4.98
       Maximum Sales Charge         Class C+       -1.03     -4.42      4.10       N/A      4.17
                                    Class Y++      -0.71     -3.77       N/A       N/A      3.96

            After Deducting         Class A*       -4.72     -7.77      3.79      5.44      7.26
       Maximum Sales Charge         Class B**      -5.89     -9.22      3.50       N/A      4.98
                                    Class C+       -1.75     -5.10      4.10       N/A      4.17

    LB Municipal Bond Index                        -0.02     -2.08      5.85      6.92      8.65
   Lipper General Municipal
          Debt Funds Median                        -1.21     -4.29      4.41      6.24      8.18

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

(0) Inception: since commencement of issuance on December 3, 1984 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and November 3, 1995 for Class Y shares. Index and Lipper median inception returns are as of oldest share class inception.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PAINEWEBBER MUNICIPAL HIGH INCOME FUND                             ANNUAL REPORT


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Municipal High Income Fund (Class A) and the Lehman Brothers Municipal Bond Index, from February 28, 1990 through February 29, 2000

[GRAPH]

         PAINEWEBBER
         MUNICIPAL HIGH          LEHMAN BROTHERS
         INCOME FUND (CLASS A)   MUNICIPAL BOND INDEX
Feb-90           $9,597                $10,089
Mar-90           $9,568                $10,092
Apr-90           $9,447                $10,019
May-90           $9,679                $10,238
Jun-90           $9,775                $10,328
Jul-90           $9,941                $10,480
Aug-90           $9,744                $10,328
Sep-90           $9,742                $10,334
Oct-90           $9,868                $10,522
Nov-90          $10,038                $10,734
Dec-90          $10,136                $10,780
Jan-91          $10,197                $10,924
Feb-91          $10,239                $11,019
Mar-91          $10,321                $11,022
Apr-91          $10,491                $11,170
May-91          $10,602                $11,270
Jun-91          $10,620                $11,258
Jul-91          $10,763                $11,396
Aug-91          $10,910                $11,546
Sep-91          $11,064                $11,696
Oct-91          $11,189                $11,801
Nov-91          $11,218                $11,834
Dec-91          $11,486                $12,089
Jan-92          $11,408                $12,117
Feb-92          $11,462                $12,120
Mar-92          $11,513                $12,125
Apr-92          $11,640                $12,233
May-92          $11,815                $12,377
Jun-92          $12,047                $12,585
Jul-92          $12,479                $12,963
Aug-92          $12,297                $12,837
Sep-92          $12,343                $12,921
Oct-92          $12,112                $12,794
Nov-92          $12,406                $13,023
Dec-92          $12,610                $13,156
Jan-93          $12,670                $13,309
Feb-93          $13,186                $13,790
Mar-93          $13,020                $13,644
Apr-93          $13,201                $13,782
May-93          $13,272                $13,859
Jun-93          $13,501                $14,091
Jul-93          $13,536                $14,109
Aug-93          $13,841                $14,402
Sep-93          $13,974                $14,567
Oct-93          $14,047                $14,594
Nov-93          $13,853                $14,466
Dec-93          $14,142                $14,771
Jan-94          $14,271                $14,939
Feb-94          $13,948                $14,552
Mar-94          $13,218                $13,960
Apr-94          $13,251                $14,079
May-94          $13,349                $14,201
Jun-94          $13,287                $14,115
Jul-94          $13,546                $14,373
Aug-94          $13,544                $14,423
Sep-94          $13,283                $14,211
Oct-94          $13,048                $13,958
Nov-94          $12,785                $13,706
Dec-94          $13,042                $14,007
Jan-95          $13,357                $14,408
Feb-95          $13,664                $14,827
Mar-95          $13,832                $14,998
Apr-95          $13,870                $15,016
May-95          $14,202                $15,495
Jun-95          $14,169                $15,360
Jul-95          $14,292                $15,506
Aug-95          $14,428                $15,703
Sep-95          $14,525                $15,802
Oct-95          $14,620                $16,031
Nov-95          $14,859                $16,297
Dec-95          $15,070                $16,453
Jan-96          $15,070                $16,578
Feb-96          $15,056                $16,466
Mar-96          $14,962                $16,255
Apr-96          $14,921                $16,209
May-96          $14,927                $16,203
Jun-96          $15,081                $16,379
Jul-96          $15,177                $16,527
Aug-96          $15,225                $16,523
Sep-96          $15,484                $16,755
Oct-96          $15,655                $16,944
Nov-96          $15,871                $17,254
Dec-96          $15,966                $17,182
Jan-97          $15,920                $17,214
Feb-97          $16,052                $17,373
Mar-97          $16,000                $17,142
Apr-97          $16,112                $17,286
May-97          $16,305                $17,547
Jun-97          $16,495                $17,734
Jul-97          $16,941                $18,226
Aug-97          $16,896                $18,054
Sep-97          $17,090                $18,269
Oct-97          $17,238                $18,386
Nov-97          $17,337                $18,495
Dec-97          $17,680                $18,765
Jan-98          $17,777                $18,958
Feb-98          $17,827                $18,964
Mar-98          $17,901                $18,981
Apr-98          $17,821                $18,895
May-98          $18,057                $19,194
Jun-98          $18,181                $19,269
Jul-98          $18,212                $19,317
Aug-98          $18,384                $19,616
Sep-98          $18,528                $19,861
Oct-98          $18,439                $19,861
Nov-98          $18,484                $19,931
Dec-98          $18,577                $19,981
Jan-99          $18,692                $20,219
Feb-99          $18,684                $20,130
Mar-99          $18,729                $20,158
Apr-99          $18,813                $20,208
May-99          $18,815                $20,091
Jun-99          $18,616                $19,802
Jul-99          $18,612                $19,873
Aug-99          $18,373                $19,714
Sep-99          $18,362                $19,722
Oct-99          $18,057                $19,509
Nov-99          $18,189                $19,716
Dec-99          $17,928                $19,568
Jan-00          $17,784                $19,482
Feb-00          $17,953                $19,708

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

[Sidenote]
The graph depicts the performance of PaineWebber Municipal High Income Fund (Class A) versus the Lehman Brothers Municipal Bond Index. It is important to note PaineWebber Municipal High Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 2/29/00
----------------------------------------------------
                                                  6 Months   1 Year    5 Years  10 Years  Inception(0)
                                    Class A*       -2.29%    -3.91%     5.61%     6.46%     7.07%
           Before Deducting         Class B**      -2.76     -4.65      4.79       N/A      5.62
       Maximum Sales Charge         Class C+       -2.63     -4.49      5.06       N/A      4.62
                                    Class Y++      -2.20     -3.73       N/A       N/A      0.46

            After Deducting         Class A*       -6.15     -7.73      4.76      6.03      6.72
       Maximum Sales Charge         Class B**      -7.48     -9.18      4.45       N/A      5.62
                                    Class C+       -3.34     -5.17      5.06       N/A      4.62

    LB Municipal Bond Index                        -0.02     -2.08      5.85      6.92      7.29
Lipper High Yield Municipal
          Debt Funds Median                        -2.48     -4.37      4.95      6.33      7.02

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

(0) Inception: since commencement of issuance on June 23, 1987 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and February 5, 1998 for Class Y shares. Index and Lipper median inception returns are as of oldest share class inception.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fee.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

ANNUAL REPORT                          PAINEWEBBER NEW YORK TAX-FREE INCOME FUND


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber New York Tax-Free Income Fund (Class A) and the Lehman Brothers Municipal Bond Index, from February 28, 1990 through February 29, 2000

[GRAPH]

         PAINEWEBBER
         NEW YORK TAX-FREE         LEHMAN BROTHERS
         INCOME FUND (CLASS A)     MUNICIPAL BOND INDEX
Feb-90          $9,595                    $10,089
Mar-90          $9,560                    $10,092
Apr-90          $9,440                    $10,019
May-90          $9,712                    $10,238
Jun-90          $9,816                    $10,328
Jul-90          $10,024                   $10,480
Aug-90          $9,737                    $10,328
Sep-90          $9,700                    $10,334
Oct-90          $9,847                    $10,522
Nov-90          $10,068                   $10,734
Dec-90          $10,171                   $10,780
Jan-91          $10,276                   $10,924
Feb-91          $10,324                   $11,019
Mar-91          $10,372                   $11,022
Apr-91          $10,553                   $11,170
May-91          $10,629                   $11,270
Jun-91          $10,610                   $11,258
Jul-91          $10,785                   $11,396
Aug-91          $10,940                   $11,546
Sep-91          $11,083                   $11,696
Oct-91          $11,173                   $11,801
Nov-91          $11,187                   $11,834
Dec-91          $11,478                   $12,089
Jan-92          $11,377                   $12,117
Feb-92          $11,439                   $12,120
Mar-92          $11,488                   $12,125
Apr-92          $11,602                   $12,233
May-92          $11,778                   $12,377
Jun-92          $12,009                   $12,585
Jul-92          $12,427                   $12,963
Aug-92          $12,253                   $12,837
Sep-92          $12,261                   $12,921
Oct-92          $12,074                   $12,794
Nov-92          $12,401                   $13,023
Dec-92          $12,609                   $13,156
Jan-93          $12,693                   $13,309
Feb-93          $13,205                   $13,790
Mar-93          $13,107                   $13,644
Apr-93          $13,271                   $13,782
May-93          $13,375                   $13,859
Jun-93          $13,587                   $14,091
Jul-93          $13,592                   $14,109
Aug-93          $13,874                   $14,402
Sep-93          $14,001                   $14,567
Oct-93          $14,058                   $14,594
Nov-93          $13,887                   $14,466
Dec-93          $14,213                   $14,771
Jan-94          $14,339                   $14,939
Feb-94          $13,982                   $14,552
Mar-94          $13,277                   $13,960
Apr-94          $13,281                   $14,079
May-94          $13,437                   $14,201
Jun-94          $13,296                   $14,115
Jul-94          $13,609                   $14,373
Aug-94          $13,623                   $14,423
Sep-94          $13,282                   $14,211
Oct-94          $12,940                   $13,958
Nov-94          $12,583                   $13,706
Dec-94          $13,008                   $14,007
Jan-95          $13,357                   $14,408
Feb-95          $13,866                   $14,827
Mar-95          $13,969                   $14,998
Apr-95          $13,983                   $15,016
May-95          $14,492                   $15,495
Jun-95          $14,245                   $15,360
Jul-95          $14,343                   $15,506
Aug-95          $14,483                   $15,703
Sep-95          $14,595                   $15,802
Oct-95          $14,807                   $16,031
Nov-95          $15,088                   $16,297
Dec-95          $15,294                   $16,453
Jan-96          $15,308                   $16,578
Feb-96          $15,229                   $16,466
Mar-96          $14,933                   $16,255
Apr-96          $14,859                   $16,209
May-96          $14,874                   $16,203
Jun-96          $15,031                   $16,379
Jul-96          $15,190                   $16,527
Aug-96          $15,215                   $16,523
Sep-96          $15,433                   $16,755
Oct-96          $15,580                   $16,944
Nov-96          $15,872                   $17,254
Dec-96          $15,823                   $17,182
Jan-97          $15,748                   $17,214
Feb-97          $15,913                   $17,373
Mar-97          $15,692                   $17,142
Apr-97          $15,840                   $17,286
May-97          $16,066                   $17,547
Jun-97          $16,246                   $17,734
Jul-97          $16,733                   $18,226
Aug-97          $16,547                   $18,054
Sep-97          $16,744                   $18,269
Oct-97          $16,836                   $18,386
Nov-97          $16,941                   $18,495
Dec-97          $17,295                   $18,765
Jan-98          $17,420                   $18,958
Feb-98          $17,402                   $18,964
Mar-98          $17,438                   $18,981
Apr-98          $17,292                   $18,895
May-98          $17,608                   $19,194
Jun-98          $17,750                   $19,269
Jul-98          $17,789                   $19,317
Aug-98          $18,076                   $19,616
Sep-98          $18,320                   $19,861
Oct-98          $18,260                   $19,861
Nov-98          $18,320                   $19,931
Dec-98          $18,383                   $19,981
Jan-99          $18,572                   $20,219
Feb-99          $18,488                   $20,130
Mar-99          $18,472                   $20,158
Apr-99          $18,543                   $20,208
May-99          $18,367                   $20,091
Jun-99          $18,060                   $19,802
Jul-99          $18,061                   $19,873
Aug-99          $17,802                   $19,714
Sep-99          $17,731                   $19,722
Oct-99          $17,442                   $19,509
Nov-99          $17,651                   $19,716
Dec-99          $17,542                   $19,568
Jan-00          $17,374                   $19,482
Feb-00          $17,687                   $19,708

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

[Sidenote]
The graph depicts the performance of PaineWebber New York Tax-Free Income Fund (Class A) versus the Lehman Brothers Municipal Bond Index. It is important to note PaineWebber New York Tax-Free Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 2/29/00
----------------------------------------------------
                                                  6 Months   1 Year    5 Years  10 Years  Inception(0)
                                    Class A*       -0.65%    -4.33%     4.99%     6.31%     6.49%
           Before Deducting         Class B**      -1.02     -5.05      4.20       N/A      5.43
       Maximum Sales Charge         Class C+       -0.89     -4.80      4.46       N/A      4.52
                                    Class Y++      -0.52     -4.10       N/A       N/A      0.60

            After Deducting         Class A*       -4.59     -8.16      4.13      5.87      6.11
       Maximum Sales Charge         Class B**      -5.83     -9.58      3.86    N/A         5.43
                                    Class C+       -1.61     -5.48      4.46    N/A         4.52

    LB Municipal Bond Index                        -0.02     -2.08      5.85      6.92      7.20
  Lipper New York Municipal
          Debt Funds Median                        -1.08     -4.47      4.84      6.41      6.58

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

(0) Inception: since commencement of issuance on September 23, 1988 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and May 21, 1998 for Class Y shares. Index and Lipper median inception returns are as of oldest share class inception.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PAINEWEBBER TAX-FREE BOND FUNDS                                    ANNUAL REPORT


Dear Shareholder,                                                 April 15, 2000

We are pleased to present you with the annual report for PaineWebber California Tax-Free Income Fund, PaineWebber National Tax-Free Income Fund, PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund for the fiscal year ended February 29, 2000.


MARKET REVIEW
--------------------------------------------------------------------------------
[GRAPHIC] Through the fiscal year ended February 29, 2000, the bond market experienced one of its worst years ever. A strong U.S. economy and rising energy prices caused investors to fear the possible effects of inflation, leading to a sell-off of bonds. The Federal Reserve (the Fed) raised short-term interest rates three times in 1999, citing tight labor markets and inflated asset prices. This combination of rising rates and fairly low inflation led to volatility in all fixed income markets.

    Rising interest rates had a dampening effect on the municipal market, pushing up yields and reducing the supply of new issues. Making matters worse, declining profitability among property and casualty insurers reduced the level of institutional investors' participation in the municipal markets. These negative factors produced a significant market sell-off from December 1999 through January 2000.

    Municipals and high-yield municipals rallied modestly in February as investors realized the sell-off of December and January was overdone. Still the municipal market as measured by the Lehman Brothers Municipal Bond Index lost 2.08% for the 12 months ended February 29, 2000.

OUTLOOK

    We believe municipals are now attractive on an absolute basis. Yields have not been so high since 1995, when they rose in the wake of the last protracted series of interest rate increases. Furthermore, the credit outlook is still remarkably good: credit problems seem confined largely to healthcare-related issuers such as hospitals.

    Nevertheless, we believe that some weakness could return. The Fed raised short-term rates by 25 basis points in March and will most likely raise them again in future months. We do not believe that the bond markets have fully discounted these rate increases. While interest rate and credit risks lie ahead, we also see the possibility of a significant market rebound when the economy slows.

ANNUAL REPORT


PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS

    For the fiscal year ended February 29, 2000, Class A and Class Y shares outperformed the Lipper median. Class B and Class C shares underperformed the median. (Differences in fees paid by the different share classes accounted for the variation in results.) The outperformance was a result of the Fund's slightly shorter-than-benchmark duration (a measure of a bond portfolio's sensitivity to interest rate changes), and its overweighting in the 15-20 year part of the yield curve. While the 20-30 year part of the yield curve steepened dramatically, our portfolio was positioned for greater stability.

    Selective use of municipal futures contracts also positively influenced performance for the fiscal year. Regrettably, these positive factors could not completely offset the negative impact of rising interest rates.

    The Treasury debt buyback announced in February spooked the global capital markets and sent investors running for cover. The news also affected the municipal yield curve, causing it to flatten slightly. (A "flatter" yield curve means that the yield difference between shorter and longer maturities is diminishing.) By fiscal year-end, however, the richness of the municipal futures contract, the lighter new issue calendar and the overall stability of tax-free yields allowed for an improvement of investor sentiment.

    The 15-20 year area of the municipal yield curve still appears to be the most attractive from a total return perspective. During the last month of the Fund's fiscal year we purchased several deeply discounted positions that have added 10 basis points of after-tax yield due to the increased DE MINIMUS(1) tax exposure in the portfolio (a basis point equals 1/100th of one percent). To hedge the additional duration exposure from our recent purchases we sold short municipal futures contracts, which allowed the Fund to maintain its duration and slightly increase its yield.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND--PORTFOLIO STATISTICS

CHARACTERISTICS*                         2/29/00       8/31/99
--------------------------------------------------------------------------------
Weighted Average Duration                8.9 yrs       8.8 yrs
Weighted Average Maturity               19.6 yrs      20.3 yrs
AMT Paper (%)                             11.3%         10.2%
Net Assets ($mm)                         $126.8        $141.4
--------------------------------------------------------------------------------

TOP FIVE SECTORS*               2/29/00                                  8/31/99
--------------------------------------------------------------------------------
Tax Allocation                    15.5%   Tax Allocation                   16.4%
Power                             13.6    Lease                            15.6
General Obligation                11.1    Power                            13.4
Special Tax                        9.0    General Obligation               10.7
Water                              8.9    Water                             9.4
--------------------------------------------------------------------------------
Total                             58.1    Total                            65.5

(1) Tax-exempt securities purchased at a discount are subject to capital gains tax if the discount exceeds a threshold defined in terms of the security's remaining life. The shorter the security's remaining life, the lower the threshold of DE MINIMUS tax liability.
* Weightings represent percentages of portfolio assets. The Fund's portfolio is actively managed and its composition will vary over time.

[Sidenote:]
--------------------------------------------------------------------------------
PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

INVESTMENT GOAL:
High current income exempt from federal income tax and California personal income tax

PORTFOLIO MANAGERS:
Elbridge T. Gerry, III
Cynthia N. Bow
Mitchell Hutchins Asset Management Inc.

COMMENCEMENT:
September 16, 1985 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
February 5, 1998 (Class Y)

DIVIDEND PAYMENTS:
Monthly
--------------------------------------------------------------------------------

PAINEWEBBER TAX-FREE BOND FUNDS                                    ANNUAL REPORT


PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND--PORTFOLIO STATISTICS

CREDIT QUALITY*                          2/29/00       8/31/99
--------------------------------------------------------------------------------
Cash                                       0.8%          0.4%
AAA                                       55.5          51.6
AA                                         8.5          10.8
A                                          5.1           6.5
BBB                                       16.4          20.7
Non-Rated                                 13.7          10.0
--------------------------------------------------------------------------------
Total                                    100.0         100.0

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS

    The Treasury debt buyback announced in February spooked the global capital markets and sent investors running for cover. The news also affected the municipal yield curve, causing it to flatten slightly. (A "flatter" yield curve means that the yield difference between shorter and longer maturities is diminishing.) By fiscal year-end, however, the richness of municipal futures contracts, the lighter new issue calendar and the overall stability of tax-free yields allowed for an improvement of investor sentiment.

    The 15-20 year area of the municipal yield curve still appears to be the most attractive from a total return perspective. During the last month of the Fund's fiscal year we purchased several deeply discounted positions that have added 10 basis points of after-tax yield due to the DE MINIMUS(2) rule (a basis point equals 1/100th of one percent). To hedge the additional duration exposure from our recent purchases we sold short municipal futures contracts, which allowed the Fund to maintain its duration and slightly increase its yield.

    The high yield credit spread sector of the municipal market firmed up in February and even improved in certain sectors. The spread tightening of certain issues helped the Fund's performance and offset our slightly short duration to the benchmark during the fixed income rally.

    With a slightly shorter duration than the benchmark and an overweighting in the 15-20 year section of the yield curve as it steepened, Fund shares held about even with their Lipper peer group for the fiscal year ended February 29, 2000 (duration is a measure of a bond portfolio's sensitivity to interest rate changes). Selective use of municipal futures contracts also positively influenced performance for the fiscal year. Regrettably, these positive factors could not completely offset the negative impact of rising interest rates. Credit spreads widened in the high yield arena, which allowed us to add to our exposure in Black Hawk Colorado gaming bonds (1.1%).*

(2) Tax-exempt securities purchased at a discount are subject to capital gains tax if the discount exceeds a threshold defined in terms of the security's remaining life. The shorter the security's remaining life, the lower the threshold of DE MINIMUS tax liability.
* Weightings represent percentages of portfolio assets. The Fund's portfolio is actively managed and its composition will vary over time.

[Sidenote:]
--------------------------------------------------------------------------------
PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

INVESTMENT GOAL:
High current income exempt from federal income tax

PORTFOLIO MANAGERS:
Elbridge T. Gerry, III
Richard S. Murphy
Mitchell Hutchins Asset Management Inc.

COMMENCEMENT:
December 3, 1984 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
November 3, 1995 (Class Y)

DIVIDEND PAYMENTS:
Monthly
--------------------------------------------------------------------------------

ANNUAL REPORT


PAINEWEBBER NATIONAL TAX-FREE INCOME FUND--PORTFOLIO STATISTICS

CHARACTERISTICS*                         2/29/00       8/31/99
--------------------------------------------------------------------------------
Weighted Average Duration                8.0 yrs       7.7 yrs
Weighted Average Maturity               18.2 yrs      19.5 yrs
AMT Paper (%)                             12.8%         16.3%
Net Assets ($mm)                         $250.2        $276.3
--------------------------------------------------------------------------------

TOP FIVE SECTORS*               2/29/00                                  8/31/99
--------------------------------------------------------------------------------
Power                             16.1%   Power                            15.4%
General Obligation                12.8    General Obligation               14.3
Toll                              11.6    Toll                             11.2
Water                              9.4    Water                             9.5
Lease                              7.9    Lease                             8.7
--------------------------------------------------------------------------------
Total                             57.8    Total                            59.1

TOP FIVE STATES*                2/29/00                                  8/31/99
--------------------------------------------------------------------------------
Texas                             16.9%   Texas                            15.1%
Illinois                          13.8    Illinois                         12.9
New York                           9.7    New York                         12.1
California                         8.4    New Jersey                        7.5
New Jersey                         7.0    Georgia                           6.4
--------------------------------------------------------------------------------
Total                             55.8    Total                            54.0

CREDIT QUALITY*                          2/29/00       8/31/99
--------------------------------------------------------------------------------
SP1 & A1                                   3.2%          3.4%
AAA                                       41.4          33.5
AA                                        14.6          20.1
A                                          7.1          11.5
BBB                                       13.1          17.0
BB                                         2.8           2.6
Non-Rated                                 17.8          11.9
--------------------------------------------------------------------------------
Total                                    100.0         100.0



* Weightings represent percentages of portfolio assets. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER TAX-FREE BOND FUNDS                                    ANNUAL REPORT


PAINEWEBBER MUNICIPAL HIGH INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS

    The bond market, particularly the long end of the municipal market, opened the new century on a weak note. While the Fund could not overcome the weak trend in the municipal market, Class A and Class Y shares did outperform the Lipper High Yield Municipal Debt Funds median for the fiscal year ended February 29, 2000.

    Because of rising interest rates during the fiscal year we shortened portfolio duration modestly, shifting our emphasis to intermediate-term bonds (duration is a measure of a bond portfolio's sensitivity to interest rate changes). The duration shift helped by partially offsetting the negative impact of rising rates. As rates backed up, high-yield municipal bonds generally underperformed investment-grade municipals.

    The Fund has moved very cautiously in this environment to utilize available cash. We have looked for value among discount bonds that sold off more than the market. We purchased a small block of an independent power producer with what we believe to be good prospects, Nissequogue Cogeneration Project of Suffolk County, New York, 5.30% due 1/01/13 (1.6%).* This bond has a gross yield of 7.03% and still yields an attractive 6.72% after the DE MINIMIS(3) capital gains tax. The small tax causes many investors to avoid this sector entirely, but our philosophy is to focus on maximizing after-tax returns. The maturity is shorter than the 15 to 30 year range we normally buy, reflecting our expectation of further interest-rate increases.

    We slightly reduced our holdings in airline paper during the month of January. While the overall outlook remains positive, some short-term inflation pressures have emerged from rising fuel and labor costs.

    In contrast to our wariness about airlines, we continue to hold issuers in the leisure industry, evaluating them on a selective, credit-by-credit basis. Though we see a threat to airline earnings and to airport-dependent businesses, we believe people will continue to devote a higher portion of their income to leisure activities.

    Despite a difficult environment during the fiscal year, we kept the Fund aligned with its long-term investment themes, including: growth of the travel and leisure industries in a period of strong economic expansion, deregulation of the power industry and the ongoing economic recovery of Southern California.

    A notable investment during the fiscal year was the purchase of bonds issued by California Statewide Community Development Authority for Pride Industries, maturing in 2016 with a coupon of 7.125% (2.0%). Pride Industries offers employment opportunities to mentally and physically disabled persons. The company contracts with businesses and government agencies to provide staff for food services, transportation and janitorial services, as well as light manufacturing. We believe that Pride's contracts with the Federal government are secure, and that the company's earnings will be consistent enough to enable Pride Industries to service its debt reliably.


* Weightings represent percentages of portfolio assets. The Fund's portfolio is actively managed and its composition will vary over time.
(3) Tax-exempt securities purchased at a discount are subject to capital gains tax if the discount exceeds a threshold defined in terms of the security's remaining life. The shorter the security's remaining life, the lower the threshold of DE MINIMUS tax liability.

[Sidenote:]
--------------------------------------------------------------------------------
PAINEWEBBER MUNICIPAL HIGH INCOME FUND

INVESTMENT GOAL:
High current income exempt from federal income tax

PORTFOLIO MANAGERS:
Elbridge T. Gerry, III
William W. Veronda
Mitchell Hutchins Asset Management Inc.

COMMENCEMENT:
June 23, 1987 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
February 5, 1998 (Class Y)

DIVIDEND PAYMENTS:
Monthly
--------------------------------------------------------------------------------

ANNUAL REPORT


PAINEWEBBER MUNICIPAL HIGH INCOME FUND--PORTFOLIO STATISTICS

CHARACTERISTICS*                         2/29/00       8/31/99
--------------------------------------------------------------------------------
Weighted Average Duration               7.4 years     7.0 years
Weighted Average Maturity               17.4 years    18.9 years
AMT Paper (%)                             45.6%         47.3%
Net Assets ($mm)                          $96.6        $109.6
--------------------------------------------------------------------------------

TOP FIVE SECTORS*               2/29/00                                  8/31/99
--------------------------------------------------------------------------------
Power                             19.4%   Power                            18.5%
Leisure                           10.9    Leisure                          10.4
Paper                              8.2    Hotel                             7.8
Lease                              6.8    Paper                             7.7
Airlines                           6.1    Airlines                          7.6
--------------------------------------------------------------------------------
Total                             51.4    Total                            52.0

CREDIT QUALITY*                          2/29/00       8/31/99
--------------------------------------------------------------------------------
Cash Equivalents                           5.6%          2.9%
AAA                                        0.6           0.5
A                                          6.9           6.4
BBB                                       27.4          35.8
BB                                        16.2          12.8
B                                          2.0           5.5
Non-Rated                                 41.3          36.1
--------------------------------------------------------------------------------
Total                                    100.0         100.0

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS

    The Treasury debt buyback announced in February spooked the global capital markets and sent investors running for cover. The news also affected the municipal yield curve, causing it to flatten slightly. (A "flatter" yield curve means that the yield difference between shorter and longer maturities is diminishing.) By fiscal year-end, however, the richness of municipal futures contracts, the lighter new issue calendar and the overall stability of tax-free yields allowed for an improvement of investor sentiment.

    The 15-20 year area of the municipal yield curve still appears to be the most attractive from a total return perspective. During the last month of the Fund's fiscal year we purchased several deeply discounted positions that have added 10 basis points of after-tax yield due to the DE MINIMUS(4) rule (a basis point equals 1/100th of one percent). To hedge the additional duration exposure from our

* Weightings represent percentages of portfolio assets. The Fund's portfolio is actively managed and its composition will vary over time.
(4) Tax-exempt securities purchased at a discount are subject to capital gains tax if the discount exceeds a threshold defined in terms of the security's remaining life. The shorter the security's remaining life, the lower the threshold of DE MINIMUS tax liability.

[Sidenote:]
--------------------------------------------------------------------------------
PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

INVESTMENT GOAL:
High current income exempt from federal income tax and New York State and New York City personal income taxes

PORTFOLIO MANAGERS:
Elbridge T. Gerry, III
Richard S. Murphy
Mitchell Hutchins Asset Management Inc.

COMMENCEMENT:
September 23, 1988 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
May 21, 1998 (Class Y)

DIVIDEND PAYMENTS:
Monthly
--------------------------------------------------------------------------------

PAINEWEBBER TAX-FREE BOND FUNDS                                   ANNUAL REPORT

recent purchases we sold short municipal futures contracts, which allowed the Fund to maintain its duration and slightly increase its yield.

    The high yield credit spread sector of the municipal market firmed up in February and even improved in certain sectors. The spread tightening of certain issues helped the Fund's performance and offset our slightly short duration to the benchmark during the fixed income rally.

    The Fund's slightly shorter-than-benchmark duration and its overweighting in the 15-20 year section of the yield curve helped performance for the fiscal year. (Duration is a measure of a bond portfolio's sensitivity to interest rate changes.) Selective use of municipal futures contracts also benefited performance. Regrettably, these positive factors could not completely offset the negative impact of rising interest rates.

    Credit spreads widened in the high yield arena, which allowed us to add to the Fund's position in a deeply-discounted, independent power producer with what we believe to be good prospects--Nissequogue Cogeneration Project of Suffolk County, New York, 5.30% due 1/01/13 (2.9%).* This bond has a gross yield of 7.03% and still yields an attractive 6.72% after the DE MINIMUS(5) capital gains tax.

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND--PORTFOLIO STATISTICS

CHARACTERISTICS*                         2/29/00       8/31/99
--------------------------------------------------------------------------------
Weighted Average Duration               8.6 years     8.6 years
Weighted Average Maturity              17.9 years    18.8 years
AMT Paper (%)                            16.7%         13.8%
Total Net Assets ($mm)                   $35.9         $39.9
--------------------------------------------------------------------------------

TOP FIVE SECTORS*               2/29/00                                  8/31/99
--------------------------------------------------------------------------------
General Obligation                28.6%   General Obligation               21.1%
Power                             13.1    Power                            17.4
Water                             12.5    Water                            12.4
Toll                               7.9    Hospital                          7.6
University                         6.8    University                        6.9
--------------------------------------------------------------------------------
Total                             68.9    Total                            65.4

CREDIT QUALITY*                 2/29/00          8/31/99
--------------------------------------------------------------------------------
AAA                               53.3%              46.7%
AA                                 7.9                7.2
A                                 29.1               28.8
BBB                                3.6               12.4
Non-Rated                          6.1                4.9
--------------------------------------------------------------------------------
Total                            100.0              100.0

* Weightings represent percentages of portfolio asset. The Fund's portfolio is actively managed and its composition will vary over time.
(5) Tax-exempt securities purchased at a discount are subject to capital gains tax if the discount exceeds a threshold defined in terms of the security's remaining life. The shorter the security's remaining life, the lower the threshold of DE MINIMUS tax liability.

ANNUAL REPORT


    Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber California Tax-Free Income Fund, PaineWebber National Tax-Free Income Fund, PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund or another fund in the PaineWebber Family of Funds,(6) please contact your Financial Advisor.

Sincerely,

/s/ Margo Alexander                  /s/ Brian M. Storms                  /s/ Elbridge T. Gerry, III
MARGO ALEXANDER                      BRIAN M. STORMS                      ELBRIDGE T. GERRY, III
Chairman and                         President and                        Senior Vice President
Chief Executive Officer              Chief Operating Officer              Mitchell Hutchins Asset
Mitchell Hutchins                    Mitchell Hutchins                    Management Inc.
Asset Management Inc.                Asset Management Inc.                Portfolio Manager, PaineWebber
                                                                          National Tax-Free Income Fund,
                                                                          PaineWebber Municipal High
                                                                          Income Fund, PaineWebber New
                                                                          York Tax-Free Income Fund and
                                                                          PaineWebber California Tax-Free
                                                                          Income Fund

/s/ Cynthia N. Bow                   /s/ Richard S. Murphy
CYNTHIA N. BOW                       RICHARD S. MURPHY
Portfolio Manager                    Portfolio Manager
PaineWebber California Tax-Free      PaineWebber National Tax-Free
Income Fund                          Income Fund and PaineWebber
                                     New York Tax-Free Income Fund





/s/ William W. Veronda
WILLIAM W. VERONDA
Portfolio Manager
PaineWebber Municipal High
Income Fund


   This letter is intended to assist shareholders in understanding how the funds performed during the fiscal year ended February 29, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.



(6) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND


PERFORMANCE RESULTS (UNAUDITED)

                                              NET ASSET VALUE                                  TOTAL RETURN(1)
                                 ------------------------------------------       -----------------------------------------
                                                                                    12 MONTHS            6 MONTHS
                                  02/29/00        08/31/99         02/28/99        ENDED 02/29/00       ENDED 02/29/00
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                    $10.17          $10.59           $11.18              (3.96)%             (0.95)%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                     10.18           10.60            11.18              (4.60)              (1.33)
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                     10.17           10.58            11.17              (4.36)              (1.11)
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                     NET ASSET VALUE
                                -------------------------      CAPITAL GAINS
PERIOD COVERED                  BEGINNING         ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
09/16/85-12/31/85                 $ 9.57          $10.09          --                   $0.1827              7.41%
---------------------------------------------------------------------------------------------------------------------------
1986                               10.09           11.18          --                    0.7883             19.18
---------------------------------------------------------------------------------------------------------------------------
1987                               11.18           10.49          --                    0.7564              0.65
---------------------------------------------------------------------------------------------------------------------------
1988                               10.49           10.74          --                    0.7908             10.20
---------------------------------------------------------------------------------------------------------------------------
1989                               10.74           10.95          --                    0.7384              9.11
---------------------------------------------------------------------------------------------------------------------------
1990                               10.95           10.88       $0.0340                  0.7362              6.68
---------------------------------------------------------------------------------------------------------------------------
1991                               10.88           11.29        0.0268                  0.7064             10.84
---------------------------------------------------------------------------------------------------------------------------
1992                               11.29           11.29        0.1701                  0.6504              7.49
---------------------------------------------------------------------------------------------------------------------------
1993                               11.29           11.70        0.3052                  0.6077             11.96
---------------------------------------------------------------------------------------------------------------------------
1994                               11.70           10.09        0.0969                  0.5844             (8.07)
---------------------------------------------------------------------------------------------------------------------------
1995                               10.09           11.18          --                    0.5713             16.80
---------------------------------------------------------------------------------------------------------------------------
1996                               11.18           10.94          --                    0.5271              2.74
---------------------------------------------------------------------------------------------------------------------------
1997                               10.94           11.37          --                    0.5056              8.80
---------------------------------------------------------------------------------------------------------------------------
1998                               11.37           11.20        0.3170                  0.5189              6.00
---------------------------------------------------------------------------------------------------------------------------
1999                               11.20           10.16        0.0585                  0.5133             (4.32)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                  10.16           10.17          --                    0.0798              0.89
---------------------------------------------------------------------------------------------------------------------------
                                                     Totals:   $1.0085                 $9.2577
---------------------------------------------------------------------------------------------------------------------------
                                                              CUMULATIVE TOTAL RETURN AS OF 02/29/00:     170.71%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                                    NET ASSET VALUE
                               -------------------------       CAPITAL GAINS
PERIOD COVERED                 BEGINNING          ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                 $10.95          $11.29         $0.0268            $0.3043              6.20%
---------------------------------------------------------------------------------------------------------------------------
1992                               11.29           11.29          0.1701             0.5631              6.67
---------------------------------------------------------------------------------------------------------------------------
1993                               11.29           11.70          0.3052             0.5188             11.11
---------------------------------------------------------------------------------------------------------------------------
1994                               11.70           10.10          0.0969             0.5029             (8.69)
---------------------------------------------------------------------------------------------------------------------------
1995                               10.10           11.19            --               0.4899             15.91
---------------------------------------------------------------------------------------------------------------------------
1996                               11.19           10.95            --               0.4449              1.96
---------------------------------------------------------------------------------------------------------------------------
1997                               10.95           11.38            --               0.4213              7.96
---------------------------------------------------------------------------------------------------------------------------
1998                               11.38           11.21          0.3170             0.4326              5.20
---------------------------------------------------------------------------------------------------------------------------
1999                               11.21           10.17          0.0585             0.4312             (5.04)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                  10.17           10.18            --               0.0682              0.77
---------------------------------------------------------------------------------------------------------------------------
                                                       Totals:   $0.9745            $4.1772
---------------------------------------------------------------------------------------------------------------------------
                                                               CUMULATIVE TOTAL RETURN AS OF 02/29/00:  50.63%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND


PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                   NET ASSET VALUE
                               -------------------------        CAPITAL GAINS
PERIOD COVERED                 BEGINNING          ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                 $11.41          $11.28            $0.1701            $0.2625              2.68%
---------------------------------------------------------------------------------------------------------------------------
1993                               11.28           11.69             0.3052             0.5477             11.40
---------------------------------------------------------------------------------------------------------------------------
1994                               11.69           10.09             0.0969             0.5295             (8.47)
---------------------------------------------------------------------------------------------------------------------------
1995                               10.09           11.17               --               0.5149             16.09
---------------------------------------------------------------------------------------------------------------------------
1996                               11.17           10.94               --               0.4713              2.31
---------------------------------------------------------------------------------------------------------------------------
1997                               10.94           11.37               --               0.4487              8.24
---------------------------------------------------------------------------------------------------------------------------
1998                               11.37           11.19             0.3170             0.4610              5.38
---------------------------------------------------------------------------------------------------------------------------
1999                               11.19           10.15             0.0585             0.4585             (4.81)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                  10.15           10.17               --               0.0720              0.91
---------------------------------------------------------------------------------------------------------------------------
                                                          Totals:   $0.9477            $3.7661
---------------------------------------------------------------------------------------------------------------------------
                                                              CUMULATIVE TOTAL RETURN AS OF 02/29/00:      36.25%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended February 29, 2000 and for the period since inception, February 5, 1998 through February 29, 2000, Class Y shares had a total return of (3.73)% and 1.96%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND


PERFORMANCE RESULTS (UNAUDITED)

                                           NET ASSET VALUE                                  TOTAL RETURN(1)
                                ------------------------------------------       ------------------------------------------
                                                                                     12 MONTHS             6 MONTHS
                                02/29/00        08/31/99         02/28/99          ENDED 02/29/00        ENDED 02/29/00
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                    $10.66          $11.09           $11.73              (3.91)%             (0.77)%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                     10.66           11.08            11.73              (4.68)              (1.08)
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                     10.66           11.09            11.73              (4.42)              (1.03)
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                               --------------------------       CAPITAL GAINS
PERIOD COVERED                 BEGINNING          ENDING         DISTRIBUTED        DIVIDENDS PAID         TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
12/03/84-12/31/84                 $ 9.57          $ 9.60              --                 --                    0.31%
---------------------------------------------------------------------------------------------------------------------------
1985                                9.60           10.45              --              $0.8903                  19.00
---------------------------------------------------------------------------------------------------------------------------
1986                               10.45           11.39              --               0.8246                  17.38
---------------------------------------------------------------------------------------------------------------------------
1987                               11.39           10.74              --               0.7823                   1.30
---------------------------------------------------------------------------------------------------------------------------
1988                               10.74           11.06              --               0.8244                  10.98
---------------------------------------------------------------------------------------------------------------------------
1989                               11.06           11.23              --               0.8041                   9.11
---------------------------------------------------------------------------------------------------------------------------
1990                               11.23           11.15              --               0.7843                   6.55
---------------------------------------------------------------------------------------------------------------------------
1991                               11.15           11.56           $0.0365             0.7519                  11.12
---------------------------------------------------------------------------------------------------------------------------
1992                               11.56           11.62            0.1314             0.7043                   8.01
---------------------------------------------------------------------------------------------------------------------------
1993                               11.62           12.25            0.1208             0.6507                  12.32
---------------------------------------------------------------------------------------------------------------------------
1994                               12.25           10.75            0.0135             0.6264                  (7.14)
---------------------------------------------------------------------------------------------------------------------------
1995                               10.75           11.84              --               0.5954                  16.01
---------------------------------------------------------------------------------------------------------------------------
1996                               11.84           11.54              --               0.5299                   2.29
---------------------------------------------------------------------------------------------------------------------------
1997                               11.54           11.95            0.0836             0.5585                   9.37
---------------------------------------------------------------------------------------------------------------------------
1998                               11.95           11.76            0.2864             0.5639                   5.67
---------------------------------------------------------------------------------------------------------------------------
1999                               11.76           10.68            0.0657             0.5514                  (4.06)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                  10.68           10.66              --               0.0844                   0.61
---------------------------------------------------------------------------------------------------------------------------
                                                         Totals:   $0.7379           $10.5268
---------------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN AS OF 02/29/00:  203.46%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                                    NET ASSET VALUE
                               --------------------------       CAPITAL GAINS
PERIOD COVERED                 BEGINNING          ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                 $11.19          $11.55            $0.0365            $0.3222              6.50%
---------------------------------------------------------------------------------------------------------------------------
1992                               11.55           11.62             0.1314             0.6139              7.27
---------------------------------------------------------------------------------------------------------------------------
1993                               11.62           12.25             0.1208             0.5599             11.49
---------------------------------------------------------------------------------------------------------------------------
1994                               12.25           10.75             0.0135             0.5406             (7.84)
---------------------------------------------------------------------------------------------------------------------------
1995                               10.75           11.83               --               0.5094             15.05
---------------------------------------------------------------------------------------------------------------------------
1996                               11.83           11.53               --               0.4467              1.52
---------------------------------------------------------------------------------------------------------------------------
1997                               11.53           11.95             0.0836             0.4676              8.62
---------------------------------------------------------------------------------------------------------------------------
1998                               11.95           11.75             0.2864             0.4698              4.76
---------------------------------------------------------------------------------------------------------------------------
1999                               11.75           10.67             0.0657             0.4615             (4.83)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                  10.67           10.66               --               0.0715              0.58
---------------------------------------------------------------------------------------------------------------------------
                                                          Totals:   $0.7379            $4.4631
---------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN AS OF 02/29/00: 52.45%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND


PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                   NET ASSET VALUE
                               -------------------------        CAPITAL GAINS
PERIOD COVERED                 BEGINNING          ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                 $11.71          $11.62            $0.1314            $0.2766              2.78%
---------------------------------------------------------------------------------------------------------------------------
1993                               11.62           12.25             0.1208             0.5904             11.77
---------------------------------------------------------------------------------------------------------------------------
1994                               12.25           10.75             0.0135             0.5696             (7.60)
---------------------------------------------------------------------------------------------------------------------------
1995                               10.75           11.84               --               0.5369             15.42
---------------------------------------------------------------------------------------------------------------------------
1996                               11.84           11.54               --               0.4737              1.77
---------------------------------------------------------------------------------------------------------------------------
1997                               11.54           11.95             0.0836             0.4987              8.81
---------------------------------------------------------------------------------------------------------------------------
1998                               11.95           11.75             0.2864             0.5014              5.03
---------------------------------------------------------------------------------------------------------------------------
1999                               11.75           10.67             0.0657             0.4923             (4.57)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                  10.67           10.66               --               0.4941              0.62
---------------------------------------------------------------------------------------------------------------------------
                                                          Totals:   $0.7014            $4.4337
---------------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN AS OF 02/29/00:  36.83%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended February 29, 2000 and since inception, November 3, 1995 through February 29, 2000, Class Y shares had a total return of (3.77)% and 18.33%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER MUNICIPAL HIGH INCOME FUND


PERFORMANCE RESULTS (UNAUDITED)

                                           NET ASSET VALUE                                    TOTAL RETURN(1)
                                -----------------------------------------          ----------------------------------------
                                                                                     12 MONTHS            6 MONTHS
                                02/29/00        08/31/99         02/28/99          ENDED 02/29/00       ENDED 02/29/00
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                     $9.86          $10.43           $10.88              (3.91)%             (2.29)%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                      9.85           10.43            10.87              (4.65)              (2.76)
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                      9.85           10.43            10.88              (4.49)              (2.63)
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES
                                   NET ASSET VALUE
                               -------------------------      CAPITAL GAINS
PERIOD COVERED                 BEGINNING          ENDING       DISTRIBUTED         DIVIDENDS PAID      TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
06/23/87-12/31/87                 $ 9.58          $ 9.40          --                   $0.3131              1.46%
---------------------------------------------------------------------------------------------------------------------------
1988                                9.40            9.90          --                    0.8091             14.45
---------------------------------------------------------------------------------------------------------------------------
1989                                9.90           10.09          --                    0.7380              9.66
---------------------------------------------------------------------------------------------------------------------------
1990                               10.09            9.89          --                    0.7322              5.52
---------------------------------------------------------------------------------------------------------------------------
1991                                9.89           10.38       $0.0679                  0.7144             13.32
---------------------------------------------------------------------------------------------------------------------------
1992                               10.38           10.54        0.1406                  0.6736              9.79
---------------------------------------------------------------------------------------------------------------------------
1993                               10.54           10.97        0.2037                  0.6180             12.14
---------------------------------------------------------------------------------------------------------------------------
1994                               10.97            9.52        0.0260                  0.5865             (7.77)
---------------------------------------------------------------------------------------------------------------------------
1995                                9.52           10.36          --                    0.6079             15.55
---------------------------------------------------------------------------------------------------------------------------
1996                               10.36           10.39          --                    0.5627              5.94
---------------------------------------------------------------------------------------------------------------------------
1997                               10.39           10.92          --                    0.5531             10.73
---------------------------------------------------------------------------------------------------------------------------
1998                               10.92           10.90        0.0141                  0.5484              5.07
---------------------------------------------------------------------------------------------------------------------------
1999                               10.90            9.93        0.0589                  0.5481             (3.49)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                   9.93            9.86          --                    0.0836              0.14
---------------------------------------------------------------------------------------------------------------------------
                                                     Totals:   $0.5112                 $8.0887
---------------------------------------------------------------------------------------------------------------------------
                                                                 CUMULATIVE TOTAL RETURN AS OF 02/29/00:  138.00%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                                   NET ASSET VALUE
                               -------------------------       CAPITAL GAINS
PERIOD COVERED                 BEGINNING          ENDING        DISTRIBUTED       DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                 $10.05          $10.38          $0.0679            $0.3170              7.21%
---------------------------------------------------------------------------------------------------------------------------
1992                               10.38           10.54           0.1406             0.5930              8.95
---------------------------------------------------------------------------------------------------------------------------
1993                               10.54           10.97           0.2037             0.5349             11.30
---------------------------------------------------------------------------------------------------------------------------
1994                               10.97            9.52           0.0260             0.5103             (8.47)
---------------------------------------------------------------------------------------------------------------------------
1995                                9.52           10.35             --               0.5328             14.59
---------------------------------------------------------------------------------------------------------------------------
1996                               10.35           10.38             --               0.4854              5.15
---------------------------------------------------------------------------------------------------------------------------
1997                               10.38           10.91             --               0.4726              9.91
---------------------------------------------------------------------------------------------------------------------------
1998                               10.91           10.89           0.0141             0.4641              4.27
---------------------------------------------------------------------------------------------------------------------------
1999                               10.89            9.93           0.0589             0.4670             (4.14)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                   9.93            9.85             --               0.0723             (0.08)
---------------------------------------------------------------------------------------------------------------------------
                                                        Totals:   $0.5112            $4.4494
---------------------------------------------------------------------------------------------------------------------------
                                                                CUMULATIVE TOTAL RETURN AS OF 02/29/00:  60.62%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER MUNICIPAL HIGH INCOME FUND


PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                   NET ASSET VALUE
                               -------------------------        CAPITAL GAINS
PERIOD COVERED                 BEGINNING          ENDING         DISTRIBUTED       DIVIDENDS PAID     TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                 $10.50          $10.54           $0.0135            $0.2635              3.06%
---------------------------------------------------------------------------------------------------------------------------
1993                               10.54           10.97            0.2037             0.5620             11.57
---------------------------------------------------------------------------------------------------------------------------
1994                               10.97            9.52            0.0260             0.5339             (8.23)
---------------------------------------------------------------------------------------------------------------------------
1995                                9.52           10.35              --               0.5583             14.88
---------------------------------------------------------------------------------------------------------------------------
1996                               10.35           10.39              --               0.5106              5.51
---------------------------------------------------------------------------------------------------------------------------
1997                               10.39           10.92              --               0.4999             10.18
---------------------------------------------------------------------------------------------------------------------------
1998                               10.92           10.89            0.0141             0.4932              4.45
---------------------------------------------------------------------------------------------------------------------------
1999                               10.89            9.93            0.0589             0.4949             (3.89)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                   9.93            9.85              --               0.0762             (0.04)
---------------------------------------------------------------------------------------------------------------------------
                                                         Totals:   $0.3162            $3.9925
---------------------------------------------------------------------------------------------------------------------------
                                                                 CUMULATIVE TOTAL RETURN AS OF 02/29/00:  41.43%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended February 29, 2000 and since inception, February 5, 1998 through February 29, 2000, Class Y shares had a total return of (3.73)% and 0.96%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND


PERFORMANCE RESULTS (UNAUDITED)

                                            NET ASSET VALUE                                   TOTAL RETURN(1)
                                -----------------------------------------          ----------------------------------------
                                                                                     12 MONTHS            6 MONTHS
                                02/29/00        08/31/99         02/28/99          ENDED 02/29/00       ENDED 02/29/00
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                    $ 9.99          $10.39           $11.03              (4.33)%             (0.65)%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                      9.99           10.39            11.03              (5.05)              (1.02)
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                     10.00           10.40            11.04              (4.80)              (0.89)
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES
                                   NET ASSET VALUE
                               -------------------------     CAPITAL GAINS
PERIOD COVERED                 BEGINNING          ENDING      DISTRIBUTED       DIVIDENDS PAID      TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
09/23/88-12/31/88                 $ 9.60          $ 9.61          --               $0.1630              1.82%
---------------------------------------------------------------------------------------------------------------------------
1989                                9.61            9.84          --                0.6931              9.90
---------------------------------------------------------------------------------------------------------------------------
1990                                9.84            9.68          --                0.6797              5.53
---------------------------------------------------------------------------------------------------------------------------
1991                                9.68           10.22          --                0.6637             12.85
---------------------------------------------------------------------------------------------------------------------------
1992                               10.22           10.55          --                0.6442              9.85
---------------------------------------------------------------------------------------------------------------------------
1993                               10.55           11.26       $0.0253              0.5796             12.72
---------------------------------------------------------------------------------------------------------------------------
1994                               11.26            9.68        0.1017              0.5095             (8.48)
---------------------------------------------------------------------------------------------------------------------------
1995                                9.68           10.81          --                0.5397             17.57
---------------------------------------------------------------------------------------------------------------------------
1996                               10.81           10.65          --                0.5175              3.46
---------------------------------------------------------------------------------------------------------------------------
1997                               10.65           11.10          --                0.5135              9.31
---------------------------------------------------------------------------------------------------------------------------
1998                               11.10           11.04        0.2389              0.5022              6.29
---------------------------------------------------------------------------------------------------------------------------
1999                               11.04            9.98        0.0918              0.4773             (4.57)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                   9.98            9.99          --                0.0721              0.83
---------------------------------------------------------------------------------------------------------------------------
                                                     Totals:   $0.4577             $6.5551
---------------------------------------------------------------------------------------------------------------------------
                                                              CUMULATIVE TOTAL RETURN AS OF 02/29/00: 105.33%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                                     NET ASSET VALUE
                                -------------------------      CAPITAL GAINS
PERIOD COVERED                  BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                 $ 9.81          $10.22            --              $0.2930              7.25%
---------------------------------------------------------------------------------------------------------------------------
1992                               10.22           10.55            --               0.5654              9.02
---------------------------------------------------------------------------------------------------------------------------
1993                               10.55           11.25         $0.0253             0.4959             11.78
---------------------------------------------------------------------------------------------------------------------------
1994                               11.25            9.68          0.1017             0.4362             (9.08)
---------------------------------------------------------------------------------------------------------------------------
1995                                9.68           10.81            --               0.4616             16.71
---------------------------------------------------------------------------------------------------------------------------
1996                               10.81           10.65            --               0.4385              2.69
---------------------------------------------------------------------------------------------------------------------------
1997                               10.65           11.10            --               0.4329              8.50
---------------------------------------------------------------------------------------------------------------------------
1998                               11.10           11.04          0.2389             0.4179              5.49
---------------------------------------------------------------------------------------------------------------------------
1999                               11.04            9.97          0.0918             0.3971             (5.39)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                   9.97            9.99            --               0.0608              0.82
---------------------------------------------------------------------------------------------------------------------------
                                                       Totals:   $0.4577            $3.9993
---------------------------------------------------------------------------------------------------------------------------
                                                               CUMULATIVE TOTAL RETURN AS OF 02/29/00:  58.22%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND


PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                     NET ASSET VALUE
                                -------------------------      CAPITAL GAINS
PERIOD COVERED                  BEGINNING         ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                 $10.45          $10.56             --                 $0.2663              3.65%
---------------------------------------------------------------------------------------------------------------------------
1993                               10.56           11.26          $0.0253                0.5226             12.04
---------------------------------------------------------------------------------------------------------------------------
1994                               11.26            9.69           0.1017                0.4613             (8.81)
---------------------------------------------------------------------------------------------------------------------------
1995                                9.69           10.81             --                  0.4875             16.87
---------------------------------------------------------------------------------------------------------------------------
1996                               10.81           10.65             --                  0.4651              2.95
---------------------------------------------------------------------------------------------------------------------------
1997                               10.65           11.10             --                  0.4600              8.77
---------------------------------------------------------------------------------------------------------------------------
1998                               11.10           11.05           0.2389                0.4466              5.86
---------------------------------------------------------------------------------------------------------------------------
1999                               11.05            9.98           0.0918                0.4242             (5.14)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                   9.98           10.00             --                  0.0646              0.85
---------------------------------------------------------------------------------------------------------------------------
                                                        Totals:   $0.4577               $3.5982
---------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN AS OF 02/29/00:  40.34%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended February 29, 2000 and since inception, May 21, 1998 through February 29, 2000, Class Y shares had a total return of (4.10)% and 1.08%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND


PORTFOLIO OF INVESTMENTS                                       FEBRUARY 29, 2000

PRINCIPAL
 AMOUNT                                                                                MATURITY           INTEREST
  (000)                                                                                  DATES              RATES            VALUE
---------                                                                              --------           --------           -----
MUNICIPAL BONDS AND NOTES--99.15%

CALIFORNIA--97.72%
$2,500  California Educational Facilities Authority
          Loyola Marymount (MBIA Insured) ...................................         10/01/14               6.099#%    $ 1,045,150
   500  California Educational Facilities Authority
          Fresno Pacific University Series A (1) ............................         03/01/19               6.750          503,265
 1,600  California Educational Facilities Authority
          Los Angeles College of Chiropractic Medicine ......................         11/01/17               5.600        1,426,096
 1,375  California Educational Facilities Authority
          University of Southern California .................................         10/01/27               5.500        1,287,330
 1,765  California Housing Finance Agency Revenue Bonds
          Series G (3) ......................................................         08/01/14               6.100        1,768,018
 2,000  California Statewide Community Development Authority
          Certificates of Participation++ ...................................         11/01/16               7.125        1,955,360
 2,000  California Statewide Communities Development Authority
          Apartment Development Revenue Bonds
          Irvine Apartment Communities Series A-3 ...........................         05/17/10(2)            5.100        1,885,680
 3,000  California Statewide Communities Development Authority
          Apartment Development Revenue Bonds
          Irvine Apartment Communities Series A-4 ...........................         05/15/13(2)            5.250        2,770,680
 2,000  ABAG Finance Authority for Nonprofit Corporations
          Certificates of Participation Rhoda Haas Goldman Plaza ............         05/15/15               5.125        1,836,180
 1,245  Capistrano Unified School District Certificates of
          Participation .....................................................         02/01/18               5.200        1,230,371
 1,350  Contra Costa Transportation Authority Sales Tax Revenue
          Bonds Series A ....................................................         03/01/07               6.875        1,405,904
 2,715  Del Mar Race Track Authority ........................................   08/15/11 to 08/15/13   6.200 to 6.450     2,750,151
   650  Duarte Redevelopment Agency Tax Allocation Davis
          Addition Project ..................................................         09/01/14               6.700          653,075
 5,285  Escondido Union High School District (MBIA Insured) .................   05/01/12 to 05/01/13   4.700 to 4.750#    2,616,036
 6,140  Fontana Redevelopment Agency Tax Allocation
          Jurupa Hills Redevelopment Project Series A .......................   10/01/19 to 10/01/27   5.500 to 5.600     5,177,830
 5,300  Foothill/Eastern Transportation Corridor Agency
          California Toll Road Revenue Bonds ................................         01/15/40               5.750        5,099,660
 1,855  Fresno Unified School District Series C (MBIA Insured) ..............         02/01/18               5.900        1,898,314
 4,275  Glendale Unified School District Series B (FSA Insured) .............         09/01/18               5.500        4,154,231
 2,000  Huntington Park Public Financing Authority Wastewater
          Systems Project Series A++ ........................................         10/01/25               6.200        1,859,360
 1,695  Inglewood Unified School District Series A (FGIC Insured) ...........         10/01/19               6.000        1,722,781
 1,060  Inglewood Redevelopment Agency Tax Allocation
          Merged Redevelopment Project Series A (AMBAC Insured) .............   05/01/13 to 05/01/16         5.250        1,030,646
   200  Irvine Ranch Water District Certificates of Participation
          Dates-Capital Improvement Project (Capital
            Improvement Project) ............................................         03/01/00               3.050*         200,000
 1,500  La Mirada Redevelopment Agency Special Tax Community
          Facilities
            District Number 89-1 ............................................         10/01/20               5.700        1,284,825
 1,835  Lake Elsinore Recreation Authority Revenue Bonds
          Public Facilities Project Series A ................................         02/01/17               7.100        1,845,661
 1,450  Long Beach Industrial Development Revenue Bonds
          CSU Foundation Series A ...........................................         02/01/23               5.250        1,173,558
 3,000  Los Angeles County Metropolitan Transportation Authority
          Sales Tax Revenue Prop C-Second Series Series A
            (FSA Insured) ...................................................         07/01/26              4.750        2,468,820


                                                                              21

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

PRINCIPAL
 AMOUNT                                                                                MATURITY           INTEREST
  (000)                                                                                  DATES              RATES            VALUE
---------                                                                              --------           --------           -----
MUNICIPAL BONDS AND NOTES--(CONTINUED)

CALIFORNIA--(CONCLUDED)
$5,750  Los Angeles Harbor Department Revenue Bonds Series B (3) ............   11/01/23 to 08/01/25   5.375 to 6.625%  $ 5,570,235
 2,200  M-S-R Public Power Agency San Juan Project Revenue Bonds
          Series E (MBIA Insured) ...........................................         07/01/17               6.500        2,289,628
 2,000  Menlo Park Community Development Agency Tax Allocation
          Las Pulgas Community Development Project (AMBAC Insured) ..........         06/01/16               5.375        1,935,620
 1,930  Modesto Irrigation District Certificates of Participation
          Capital Improvements Series B .....................................         07/01/22               5.300        1,790,712
 1,655  Modesto Public Financing Authority John Thurman Field
          Renovation Project ................................................         11/01/16               6.125        1,642,041
 2,625  Mojave Water Agency Improvement District Morongo Basin
          (FGIC Insured) ....................................................         09/01/15               5.750        2,653,114
 1,605  Moulton Niguel Water District (MBIA Insured) ........................         09/01/19               5.000        1,435,496
 1,000  Natomas Unified School District (MBIA Insured) ......................         09/01/21               5.950        1,023,250
 2,235  Orange County Community Facilities Special Tax
          Rancho Santa Margarita District Number 86-2 Series A ..............   08/15/12 to 08/15/17   5.375 to 5.550     1,966,827
 3,075  Poway Community Facilities District Special Tax Number 88-1
          Parkway Business Center ...........................................   08/15/06 to 08/15/15   5.400 to 6.750     3,095,547
 4,425  Riverside County Public Financing Authority Tax Allocation
          Revenue Bonds Redevelopment Projects Series A .....................   10/01/11 to 10/01/16   5.200 to 5.250     3,868,609
 1,180  Rohnert Park Community Development Agency Tax Allocation
          (AMBAC Insured) ...................................................         08/01/20               6.500        1,210,633
 5,500  Sacramento Power Authority Cogeneration Project Revenue
          Bonds (MBIA Insured) ..............................................         07/01/15               5.875        5,617,535
 2,200  Salinas Certificates of Participation Capital Improvement
          Projects Series A .................................................         10/01/28               5.700        2,023,450
 2,300  San Diego County Certificates of Participation Burnham
          Institute .........................................................         09/01/29               6.250        2,193,119
 2,500  San Diego County Certificates Water Utility Fund Net
          Systems Revenue (FGIC Insured) ....................................         08/01/28               4.750        2,041,700
 6,000  San Diego Industrial Development Revenue Bonds
          San Diego Gas & Electric Series A (MBIA Insured) ..................         09/01/18               6.100        6,084,180
 3,000  San Francisco City and County Airport Commission International
          Airport Revenue Bonds Second Series Issue 8A (FGIC Insured)(3) ....         05/01/20               6.250        3,041,910
 3,850  San Francisco City and County Airport Commission International
          Airport Revenue Bonds Second Series Issue 16A (FSA Insured)(3) ....         05/01/13               5.500        3,846,111
 2,650  San Jose Santa Clara Water Financing Authority Sewer
          Revenue Bonds
            Series A (FGIC Insured) .........................................         11/15/15               5.375        2,587,990
 4,250  San Jose Unified School District Santa Clara County
            Series B (FGIC Insured) .........................................         08/01/17               5.200#       1,481,848
   960  San Ysidro School District (AMBAC Insured) ..........................         08/01/21               6.125          989,606
 1,000  Santa Ana Health Facility Revenue Multi-Modal Town & Country ........         03/01/00               3.200*       1,000,000
 5,485  Santa Ana Financing Authority Revenue Bonds South Harbor
          Boulevard Series B (MBIA Insured)+ ................................         09/01/19               5.125        5,002,155
 1,000  South Orange County Public Financing Authority
          Special Tax Revenue Senior Lien Series A (MBIA Insured) ...........         09/01/13               6.200        1,040,550
 2,000  Southern California Public Power Authority Transmission Project
          Revenue Bonds .....................................................         07/01/20               5.500        1,908,060
 5,740  Torrance Redevelopment Agency Tax Allocation Senior Lien Series C
          (MBIA Insured) ....................................................         09/01/18               5.450        5,529,572
                                                                                                                       ------------
                                                                                                                        123,918,480
                                                                                                                       ------------


22

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND



PRINCIPAL
 AMOUNT                                                                                MATURITY           INTEREST
  (000)                                                                                  DATES              RATES            VALUE
---------                                                                              --------           --------           -----
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

U.S. VIRGIN ISLANDS--1.43%
$2,050  Virgin Islands Water & Power Authority ..............................   07/01/13 to 07/01/18   5.125 to 5.500% $  1,807,675
                                                                                                                       ------------
Total Investments (cost--$132,272,499)--99.15% ..............................                                           125,726,155
Other assets in excess of liabilities--0.85% ................................                                             1,082,486
                                                                                                                       ------------
Net Assets--100.00% .........................................................                                          $126,808,641
                                                                                                                       ------------
                                                                                                                       ------------

------------------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset date. The interest rate shown is the current rate as of February 29, 2000.
+     Entire principal amount pledged as collateral for futures transactions.
++    Illiquid security representing 3.01 of net assets.
#     Yield to maturity at purchase date on zero coupon bond.
(1)   Purchased on a forward commitment basis.
(2)   Maturity date reflects earliest date bond will be put back to issuer.
(3)   Security subject to alternative minimum tax.
AMBAC American Municipal Bond Assurance Corporation
FGIC  Financial Guaranty Insurance Company
FSA   Financial Security Assurance Incorporated
MBIA  Municipal Bond Investors Assurance

FUTURES CONTRACTS

NUMBER OF                                                                         IN       EXPIRATION   UNREALIZED
CONTRACTS                          CONTRACTS TO SELL                         EXCHANGE FOR     DATE     DEPRECIATION
---------   ---------------------------------------------------------------  ------------  ----------  ------------
   17       Municipal Bond Futures ........................................   $1,580,250   March 2000    $(5,532)
                                                                                                         ========



                 See accompanying notes to financial statements

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND


PORTFOLIO OF INVESTMENTS                                       FEBRUARY 29, 2000

PRINCIPAL
 AMOUNT                                                                                MATURITY           INTEREST
  (000)                                                                                  DATES              RATES            VALUE
---------                                                                              --------           --------           -----
MUNICIPAL BONDS AND NOTES--98.90%

ALABAMA--1.88%
$4,090   Birmingham Alabama Series B ........................................         06/01/24               5.250%     $ 3,652,370
 1,000   Courtland Industrial Development Board Industrial
           Development Revenue
             Champion International .........................................         12/01/13               7.200        1,043,040
                                                                                                                        -----------
                                                                                                                          4,695,410
                                                                                                                        -----------

ALASKA--0.51%
 1,460   Alaska Industrial Development & Export Authority Power Revenue
           Upper Lynn Canal Regional Power ..................................         01/01/12               5.700        1,284,785
                                                                                                                        -----------

ARIZONA--2.62%
 3,700   Phoenix General Obligation .........................................         07/01/16               6.250        3,959,037
 2,500   Tucson Arizona Airport Authority Lockheed Aermod Center
           Incorporated .....................................................         09/01/19               8.700        2,590,350
                                                                                                                        -----------
                                                                                                                          6,549,387
                                                                                                                        -----------

ARKANSAS--0.72%
 2,000   Little Rock Arkansas Capital Improvement Revenue Parks &
           Recreation
             Projects Series A ..............................................         01/01/18               5.700        1,801,480
                                                                                                                        -----------

CALIFORNIA--8.31%
   160   California State (FGIC Insured) ....................................         11/01/12               7.000          175,011
 1,500   California Statewide Community Development Authority
           Certificates Participation .......................................         11/01/16               7.125        1,466,520
11,500   East Bay California Municipal Utility District Water
           Systems Revenue ..................................................         06/01/28               4.750        9,397,340
 2,370   Escondido California Union High School District Capital
           Appreciation
             Refunding (MBIA Insured) .......................................         11/01/12               4.730#       1,181,398
 2,665   Escondido California Union High School District Capital
           Appreciation
             Refunding (MBIA Insured) .......................................         11/01/13               4.780#       1,240,824
 1,920   Long Beach Aquarium of The Pacific California Revenue ..............         07/01/23               6.125        1,788,269
 4,500   Sacramento Power Authority Cogeneration Project Revenue ............         07/01/15               5.875        4,596,165
 1,000   San Diego County California Certificates Participation
           Burnham Institute ................................................         09/01/29               6.250          953,530
                                                                                                                        -----------
                                                                                                                         20,799,057
                                                                                                                        -----------

COLORADO--1.42%
 3,150   Black Hawk Colorado Device Tax Revenue .............................    12/01/12 to 12/01/21     5.500 to 5.625  2,642,379
   880   Colorado Housing Finance Authority .................................         08/01/23               7.200          912,463
                                                                                                                        -----------
                                                                                                                          3,554,842
                                                                                                                        -----------

CONNECTICUT--0.57%
 1,500   Mashantucket Western Pequot Tribe Connecticut Special Revenue ......         09/01/12               5.700        1,415,235
                                                                                                                        -----------

FLORIDA--2.12%
 2,000   Hillsborough County Florida Industrial Development Authority
           Pollution Control Revenue ........................................         05/01/22               8.000        2,181,840
 3,000   Plant City Utility Systems Revenue (MBIA Insured) ..................         10/01/15               6.000        3,133,050
                                                                                                                        -----------
                                                                                                                          5,314,890
                                                                                                                        -----------


                                                                              24

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

PRINCIPAL
 AMOUNT                                                                                MATURITY           INTEREST
  (000)                                                                                  DATES              RATES            VALUE
---------                                                                              --------           --------           -----
MUNICIPAL BONDS AND NOTES--(CONTINUED)

GEORGIA--4.75%
$5,000   Conyers Water and Sewage Revenue (AMBAC Insured) ...................         07/01/15               6.600%      $ 5,352,400
 6,000   Hall County School District (Pre-refunded with U.S.
           Government Securities to 12/01/04 @ 102) (AMBAC Insured) .........         12/01/14               6.700         6,532,740
                                                                                                                         -----------
                                                                                                                          11,885,140
                                                                                                                         -----------

HAWAII--0.40%
 1,000   Hawaii State Department Budget and Finance Special Purpose
           Revenue (MBIA Insured) ...........................................         05/01/26               6.200         1,001,040
                                                                                                                         -----------
IDAHO--0.37%
   910   Idaho Housing Agency (FHA Insured) .................................         07/01/24               7.500           939,120
                                                                                                                         -----------
ILLINOIS--13.63%
14,500   Illinois Board of Education Chicago School Reform (AMBAC Insured) ..  12/01/17 to 12/01/30    5.250 to 5.800     13,247,430
 4,335   Illinois Development Finance Authority Citizens Utilities ..........         08/01/20               7.150         4,455,079
 3,625   Illinois Development Finance Authority Revenue
           Refunding Community Rehabilitation Providers A ...................  07/01/09 to 07/01/15    5.900 to 6.000      3,290,139
 1,000   Illinois Educational Facilities Authority Revenue Augustana
           College Refunding ................................................         10/01/13               5.000           881,590
   660   Illinois Health Facilities Authority Revenue
           Evangelical Hospital .............................................         04/15/17               6.750           712,378
 2,500   Chicago Series A2 (AMBAC Insured) ..................................         01/01/15               6.250         2,636,225
 2,000   Metropolitan Pier & Exposition Authority (Illinois)
           McCormick Place Convention Complex ...............................         07/01/26               7.000         2,259,900
 1,170   Northern Illinois University (Pre-refunded with
           U.S. Government Securities to 10/01/09 @ 100) ....................         04/01/13              10.400         1,553,702
 4,620   Regional Transportation Authority (Pre-refunded with
           U.S. Government Securities to 06/01/04 @ 102) (FGIC Insured) .....         06/01/14               7.100         5,070,773
                                                                                                                         -----------
                                                                                                                          34,107,216
                                                                                                                         -----------
INDIANA--5.84%
 3,000   Indiana Health Facility Finance Authority Methodist Hospital of
           Indiana ..........................................................         09/01/15               5.750         3,015,300
 3,240   Dyer Indiana Redevelopment Authority Economic ......................         07/15/14               6.875         3,335,807
 2,550   East Chicago Indiana Multi School Building Corporation
           (AMBAC Insured) ..................................................         07/15/14               5.500         2,466,232
 6,000   Indianapolis Indiana Airport Authority Revenue
           Special Facility United Air Lines Project Series A ...............         11/15/31               6.500         5,593,800
   200   Indianapolis Indiana Resource Recovery Revenue .....................         03/01/00               3.900*          200,000
                                                                                                                         -----------
                                                                                                                          14,611,139
                                                                                                                         -----------
KANSAS--1.96%
 5,000   Kansas State Department Transportation Highway Revenue .............         03/01/13               5.375         4,910,600
                                                                                                                         -----------
MASSACHUSETTS--1.93%
 5,680   Massachusetts State Turnpike Authority Metropolitan
           Highway Systems Revenue (MBIA Insured) ...........................         01/01/27               5.000         4,819,821
                                                                                                                         -----------
MICHIGAN--0.78%
 1,915   Royal Oak Hospital Finance Authority William Beaumont Hospital .....         01/01/19               6.625         1,965,173
                                                                                                                         -----------

                                                                              25

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

PRINCIPAL
 AMOUNT                                                                                MATURITY           INTEREST
  (000)                                                                                  DATES              RATES            VALUE
---------                                                                              --------           --------           -----
MUNICIPAL BONDS AND NOTES--(CONTINUED)
MISSISSIPPI--1.25%
$3,600   Mississippi Business Finance Corporation Mississippi
           Pollution Control Revenue Refunding Systems
           Energy Resources Incorporated Project Utah .......................         05/01/22               5.900%      $ 3,120,660
                                                                                                                         -----------
NEW HAMPSHIRE--0.72%
 1,275   New Hampshire Higher Educational & Health Facilities
           Authority Revenue New Hampshire College ..........................         01/01/07               5.950        1,277,716
   500   New Hampshire Industrial Development Authority
           Central Maine Power Company ......................................         05/01/14               7.375          522,930
                                                                                                                         -----------
                                                                                                                          1,800,646
                                                                                                                         -----------

NEW JERSEY--6.97%
 2,500   New Jersey Economic Development Authority Economic
           Development Revenue ..............................................         04/01/18               6.375         2,392,675
 1,890   New Jersey Housing General Resolution Series A .....................         11/01/04               6.700         1,956,717
12,000   New Jersey State Turnpike Authority (MBIA Insured)+ ................         01/01/16               6.500        13,092,000
                                                                                                                         -----------
                                                                                                                          17,441,392
                                                                                                                         -----------
NEW YORK--9.57%
   365   New York State Energy Research & Development Authority Electric
           Facilities Revenue Series B ......................................         09/01/19               7.150           382,203
   430   New York State Energy Research & Development
           Unrefunded Balance Series B ......................................         02/01/22               7.150           450,266
 2,400   New York State Environmental Facilities Corporation
           State Water Pollution Control ....................................         06/15/14               6.875         2,574,864
 4,350   Long Island Power Authority New York Electric Systems Revenue
           General Series A .................................................         12/01/29               5.500         3,879,069
 3,000   Port Authority of New York & New Jersey ............................         03/01/00               3.750*        3,000,000
 1,000   Port Authority of New York & New Jersey Kennedy International Airport
           Cogeneration Project 4th Installment Project .....................         10/01/11               6.750         1,018,810
 3,100   Triborough Bridge & Tunnel Authority ...............................         01/01/10               7.100         3,227,193
 3,000   New York City Industrial Development Bonds Brooklyn Navy Yard ......         10/01/36               5.750         2,607,120
 1,675   New York City Municipal Water Finance Authority
           Water & Sewer Systems Revenue Series A ...........................         06/15/12               7.100         1,737,695
 1,000   New York City Transitional Finance Authority Revenue Series B ......         11/15/23               4.750           817,820
 4,500   New York City Series D .............................................         08/01/17               5.375         4,244,760
                                                                                                                         -----------
                                                                                                                          23,939,800
                                                                                                                         -----------
NORTH CAROLINA--0.52%
 1,000   North Carolina Housing Finance Agency ..............................         03/01/18               6.200           998,920
   300   North Carolina Medical Care Commission Revenue Carol Woods
           Project ..........................................................         03/01/00               3.850*          300,000
                                                                                                                         -----------
                                                                                                                           1,298,920
                                                                                                                         -----------
NORTH DAKOTA--0.13%
   330   North Dakota State Housing Finance Agency Revenue ..................         07/01/16               6.300           333,158
                                                                                                                         -----------

26

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

PRINCIPAL
 AMOUNT                                                                                MATURITY           INTEREST
  (000)                                                                                  DATES              RATES            VALUE
---------                                                                              --------           --------           -----
MUNICIPAL BONDS AND NOTES--(CONTINUED)
OHIO--5.58%
$6,000   Ohio State Water Development Authority Solid Waste Disposal
           Revenue Bay Shore Power Project ....................................       09/01/20               5.875%      $ 4,874,640
 1,145   Butler County Transportation Improvement District (FSA Insured) ......       04/01/11               6.000         1,187,010
 6,000   Cleveland Airport Special Revenue Refunding
           Continental Airlines Incorporated ..................................       12/01/08               5.500         5,528,160
 2,250   Cleveland Public Power Systems Revenue ...............................       11/15/17               7.000         2,367,698
                                                                                                                         -----------
                                                                                                                          13,957,508
                                                                                                                         -----------
PENNSYLVANIA--1.87%
 3,365   Beaver County Pennsylvania Pollution Control Revenue .................       06/01/21               7.000         3,507,945
 1,245   Philadelphia Pennsylvania Authority Industrial Development
           1st Mortgage Crime Prevention Association ..........................       04/01/09               6.000         1,179,812
                                                                                                                         -----------
                                                                                                                           4,687,757
                                                                                                                         -----------
SOUTH CAROLINA--3.16%
 1,500   South Carolina State Housing Finance Development
           Single Family Mortgage Purchase ....................................       07/01/18               5.500         1,471,035
 1,000   Charleston Waterworks & Sewer Revenue (AMBAC Insured) ................       01/01/16               6.000         1,008,410
 7,600   Piedmont Municipal Power Agency (MBIA Insured) .......................       01/01/23               4.000         5,439,852
                                                                                                                         -----------
                                                                                                                           7,919,297
                                                                                                                         -----------
TEXAS--16.68%
   355   Texas State Prerefunded Water Development Board ......................       08/01/18               5.750           366,303
 1,885   Texas State Public Property Finance Corporation Mental Health
           Revenue ............................................................       09/01/03               5.400         1,838,704
 8,000   Texas State Turnpike Authority North Thruway Revenue
           President George Bush Turnpike (FGIC Insured) ......................       01/01/25               5.000         6,772,880
 1,085   Texas State Water Development Board ..................................       08/01/18               5.750         1,069,202
 3,510   Texas State Water Financial Assistance ...............................       08/01/35               5.500         3,214,142
 5,000   Dallas County Texas Utility And Reclamation District Series B ........       02/15/29               5.875         4,854,400
 6,017   Harris County Lease (1) ..............................................  05/15/02 to 05/01/14   5.400 to 5.900     6,038,290
 7,756   Harris County Texas Lease Mulworth Project (1) .......................       05/01/20               5.625         7,164,802
   710   Harris County Toll Road Authority (AMBAC Insured) ....................       08/15/17               6.500           727,871
 1,315   Hereford Texas Independent School District Public Facility Corporation
           School Facility Lease Revenue ......................................       08/15/13               5.125         1,191,088
 5,000   Lower Colorado River Authority Texas Revenue Refunding Series B ......       05/15/13               6.000         5,161,300
 1,500   Port Arthur Texas Navigation District (AMBAC Insured) ................       03/01/12               5.125#          752,430
 1,295   San Antonio Texas Certificate of Obligation Series A .................       02/01/15               5.250         1,228,165
 1,425   San Antonio Texas General Obligation Series A ........................       02/01/15               5.250         1,351,456
                                                                                                                         -----------
                                                                                                                          41,731,033
                                                                                                                         -----------
UTAH--0.15%
   375   Utah State Housing Finance Agency (FHA Insured) ......................       01/01/11               6.450           379,912
                                                                                                                         -----------

                                                                              27

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

PRINCIPAL
 AMOUNT                                                                                MATURITY           INTEREST
  (000)                                                                                  DATES              RATES            VALUE
---------                                                                              --------           --------           -----
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
VIRGINIA--2.35%
$  500   Peninsula Ports Authority Virginia Hospital Facility Revenue
           (FHA Insured) ...................................................          08/01/23               8.700%      $   532,250
 4,500   Pittsylvania County Virginia Industrial Development Authority
           Revenue .........................................................          01/01/10               7.650         4,709,745
   600   Hampton Roads Medical College .....................................          11/15/16               6.875           627,378
                                                                                                                        ------------
                                                                                                                           5,869,373
                                                                                                                        ------------
WYOMING--1.60%
 4,000   Sweetwater County Solid Waste Disposal Revenue
           FMC Corporation Project .........................................          06/01/24               7.000         4,003,000
                                                                                                                        ------------
U. S. VIRGIN ISLANDS--0.54%
 1,525   Virgin Islands Water and Power Authority Water Systems Revenue
           Refunding .......................................................  07/01/12 to 07/01/17       5.250 to 5.500    1,341,969
                                                                                                                        ------------
Total Investments (cost--$257,228,955)--98.90% .............................                                             247,478,760
Other assets in excess of liabilities--1.10% ...............................                                               2,743,925
                                                                                                                        ------------
Net Assets--100.00% ........................................................                                            $250,222,685
                                                                                                                        ============

-------------
#       Zero coupon bond interest rate reflects yield to maturity at date of purchase.
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rate shown are the current rates as of February 29, 2000.
+       Security was pledged as collateral for future transactions.
(1)     Illiquid securities representing 5.27% of net assets.
AMBAC   American Municipal Bond Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
FHA     Financial Housing Authority.
FSA     Financial Security Assurance.
MBIA    Municipal Bond Investors Assurance.

FUTURES CONTRACTS

 NUMBER OF                                                                         IN      EXPIRATION  UNREALIZED
 CONTRACTS                          CONTRACTS TO SELL                         EXCHANGE FOR    DATE    DEPRECIATION
 ---------  ---------------------------------------------------------------   ------------ ---------- ------------
   73       Municipal Bond Futures ........................................    6,730,500   March 2000  $(79,031)
                                                                                                      =========




                 See accompanying notes to financial statements

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS                                       FEBRUARY 29, 2000

 PRINCIPAL
  AMOUNT                                                                                  MATURITY         INTEREST
   (000)                                                                                    DATES            RATES        VALUE
----------                                                                                --------         --------    -----------
MUNICIPAL BONDS AND NOTES--99.24%

ALABAMA--1.86%
   $2,000     Courtland Alabama Industrial Development Board Solid Waste Disposal
                 Revenue Refunding Champion International Corporation Project ..........  08/01/29           6.000%    $ 1,799,800
                                                                                                                       -----------

ALASKA--1.22%
    1,445     Alaska Industrial Development & Export Authority Power Revenue
                 Upper Lynn Canal Regional Power .......................................  01/01/32           5.875       1,177,993
                                                                                                                       -----------

ARKANSAS--0.93%
    1,000     Little Rock Arkansas Capital Improvement Revenue Parks & Recreation
                 Projects Series A .....................................................  01/01/18           5.700         900,740
                                                                                                                       -----------

CALIFORNIA--10.07%
    2,000     California Statewide Community Development Authority Certificates
                 Participation (Pride Industries) (1) ..................................  11/01/16           7.125       1,955,360
      350     Duarte California Redevelopment Agency Tax Allocation Refunding
                 Davis Addition Project ................................................  09/01/14           6.700         351,656
    2,985     Lake Elsinore California Public Financing Authority Local
                 Agency Revenue ........................................................  09/01/20           7.100       3,025,506
    1,000     Lake Elsinore California Recreation Authority Revenue Public Facilities
                 Project Series A ......................................................  02/01/17           7.100       1,005,810
    1,000     Long Beach Aquarium of the Pacific California Revenue ....................  07/01/15           6.125         960,080
      800     Poway Community Facilities District Parkway Business Center ..............  08/15/15           6.750         808,328
    1,700     San Diego County California Certificates Participation Burnham Institute .  09/01/29           6.250       1,621,001
                                                                                                                       -----------
                                                                                                                         9,727,741
                                                                                                                       -----------

COLORADO--3.91%
    1,500     Black Hawk Colorado Device Tax Revenue ...................................  12/01/21           5.625       1,236,420
    2,500     Hyland Hills Metropolitan Park and Recreation District ...................  12/15/15           6.750       2,546,075
                                                                                                                       -----------
                                                                                                                         3,782,495
                                                                                                                       -----------

GEORGIA--1.06%
    1,000     Development Authority of Effingham County Fort Howard Paper
                 (assumed by Fort James Corporation) ...................................  10/01/05           7.900       1,027,480
                                                                                                                       -----------

ILLINOIS--2.44%
    1,100     Chicago Illinois O'Hare International Airport Special Facility Revenue
                 United Air Lines Project Series A .....................................  09/01/16           5.350         941,281
      750     Illinois Educational Facilities Authority Revenue Augustana College ......  10/01/18           5.250         652,560
      750     Illinois Educational Facilities Authority Revenue Columbia College .......  12/01/17           6.875         767,235
                                                                                                                       -----------
                                                                                                                         2,361,076
                                                                                                                       -----------

INDIANA--6.13%
    1,300     Crawfordsville Economic Development Authority Kroger Company .............  11/01/12           7.700       1,370,122
    2,500     Indianapolis Airport Authority Federal Express ...........................  01/15/17           7.100       2,567,875
    2,000     Wabash Solid Waste Disposal Jefferson Smurfit Corporation Project ........  06/01/26           7.500       1,985,600
                                                                                                                       -----------
                                                                                                                         5,923,597
                                                                                                                       -----------


                                                                              29

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                                                                  MATURITY         INTEREST
   (000)                                                                                    DATES            RATES        VALUE
----------                                                                                --------         --------    -----------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

KANSAS--0.20%
  $   250     Shawnee County Kansas Certificates Participation Community
                 Mental Health Center Incorporated .....................................  07/01/19           5.350%    $   196,715
                                                                                                                       -----------

KENTUCKY--3.28%
    2,200     Ashland Sewage and Solid Waste Ashland Incorporated Project ..............  02/01/22           7.125       2,264,416
      400     Lexington-Fayette Urban County Airport Corporation
                 Kentucky Revenue ......................................................  03/01/00           3.950*        400,000
      440     Russell Health Financing Authority Franciscan Sisters of the Poor
                 Health System .........................................................  07/01/15           8.100         505,595
                                                                                                                       -----------
                                                                                                                         3,170,011
                                                                                                                       -----------

LOUISIANA--3.18%
    1,000     Pointe Coupee Parish Gulf States Utilities ...............................  03/01/13           6.700         991,450
    2,000     West Feliciana Parish Gulf States Utilities ..............................  12/01/14           7.700       2,082,460
                                                                                                                       -----------
                                                                                                                         3,073,910
                                                                                                                       -----------

MICHIGAN--1.66%
    1,600     Michigan State Strategic Fund Limited Obligation Revenue .................  03/01/00           3.800*      1,600,000
                                                                                                                       -----------

MISSISSIPPI--2.19%
    2,400     Jones County Mississippi Solid Waste Disposal Revenue
                 International Paper Company Project ...................................  10/01/21           5.800       2,112,984
                                                                                                                       -----------

NEW HAMPSHIRE--4.94%
    1,690     New Hampshire Higher Educational & Health Facilities Authority Revenue
                 New Hampshire College .................................................  01/01/16           6.300       1,631,458
    3,000     New Hampshire Industrial Development Authority Central Maine
                 Power Company .........................................................  05/01/14           7.375       3,137,580
                                                                                                                       -----------
                                                                                                                         4,769,038
                                                                                                                       -----------

NEW JERSEY--12.06%
    4,000     New Jersey Economic Development Authority Kapkowski
                 Road Landfill .........................................................  04/01/18           6.500       3,867,800
      800     New Jersey Economic Development Authority Natural Gas Facilities
                 Revenue Series B ......................................................  03/01/00           3.700*        800,000
    1,600     New Jersey Economic Development Authority Natural Gas Facilities
                 Revenue Series C ......................................................  03/01/00           3.700*      1,600,000
    1,200     New Jersey Economic Development Authority Revenue ........................  03/01/00           3.800*      1,200,000
    2,320     New Jersey Economic Development Authority Special Facility Revenue
                 Continental Airlines Incorporated Project .............................  09/15/19           6.250       2,124,610
    2,000     New Jersey Economic Development Authority Vineland Cogeneration
                 L.P. Project ..........................................................  06/01/19           7.875       2,059,800
                                                                                                                       -----------

                                                                                                                        11,652,210
                                                                                                                       -----------


30

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                                                                  MATURITY         INTEREST
   (000)                                                                                    DATES            RATES        VALUE
----------                                                                                --------         --------    -----------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

NEW YORK--5.29%
   $3,500     Port Authority of New York & New Jersey Kennedy International Airport
                 Cogeneration Project 4th Installment Project ..........................  10/01/11           6.750%    $ 3,565,835
    1,750     Suffolk County New York Industrial Development Agency
                 Nissequogue Cogen Partners Facility ...................................  01/01/13           5.300       1,545,197
                                                                                                                       -----------
                                                                                                                         5,111,032
                                                                                                                       -----------

OHIO--3.36%
    4,000     Ohio State Water Development Authority Bay Shore Power Project ...........  09/01/20           5.875       3,249,760
                                                                                                                       -----------

PENNSYLVANIA--5.34%
    1,500     Beaver County Industrial Development Authority Toledo Edison .............  05/01/20           7.750       1,586,820
    1,000     Northeastern Pennsylvania Hospital and Education Authority
                 College Revenue (Kings College) .......................................  07/15/18           6.000         953,940
    1,350     Northumberland County Pennsylvania Authority Guaranteed
                 Lease Revenue .........................................................  09/15/20           6.650       1,309,284
    1,430     Philadelphia Pennsylvania Authority Industrial Development Revenue
                 First Mortgage Crime Prevention Association ...........................  04/01/19           6.125       1,310,438
                                                                                                                       -----------
                                                                                                                         5,160,482
                                                                                                                       -----------

TEXAS--10.61%
    1,000     Dallas-Fort Worth Texas International Airport Facility Improvement
                 Corporation Revenue American Airlines Incorporated ....................  05/01/35           6.375         932,030
      203     Department of Transport Project State of Texas Municipal Bond (1) ........  09/15/12           7.000         209,363
    1,875     El Paso International Airport Marriott Hotel .............................  03/01/22           7.875       1,915,744
      700     Harris County Texas Industrial Development Corporation Solid
                 Waste Disposal Revenue ................................................  03/01/00           3.850*       700,000
    1,936     Harris County Texas Lease Agreement (1) ..................................  05/01/14           5.800       1,945,724
    2,986     Harris County Texas Lease Mulworth Project (1) ...........................  05/01/20           5.625       2,758,593
    2,000     Houston Texas Airport Systems Revenue Special Facilities
                 Continental Airlines ..................................................  07/15/17           6.125       1,786,720
                                                                                                                       -----------
                                                                                                                        10,248,174
                                                                                                                       -----------

UTAH--2.50%
    2,500     Tooele County Utah Hazardous Waste Disposal Revenue
                 (assumed by Laidlaw Incorporated) .....................................  08/01/10           6.750       2,414,775
                                                                                                                       -----------

VIRGINIA--7.55%
    3,360     Alexandria Virginia Redevelopment and Housing Authority Multi-Family
                 Housing Revenue Mortgage Buckingham Village Apartments ................  01/01/29           5.500       2,996,213
    1,175     Loudoun County Industrial Development Authority Dulles
                 Airport Marriott Hotel ................................................  09/01/15           7.125       1,206,795
      500     Peninsula Ports Authority Virginia Hospital Facility Revenue
                 (FHA Insured) .........................................................  08/01/23           8.700         532,250
    2,500     Pittsylvania County Virginia Industrial Development Authority Revenue ....  01/01/14           7.500       2,563,550
                                                                                                                       -----------
                                                                                                                         7,298,808
                                                                                                                       -----------


                                                                              31

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                                                                  MATURITY         INTEREST
   (000)                                                                                    DATES            RATES        VALUE
----------                                                                                --------         --------    -----------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
WASHINGTON--1.42%
   $1,500     Pilchuck Development Public Corporation Revenue Special Facilities
                 Airport Revenue (assumed by B.F. Goodrich Company) ....................  08/01/23           6.000%    $ 1,366,800
                                                                                                                       -----------

WEST VIRGINIA--2.10%
    1,900     Harrison County Commercial Development Bonds Kroger Company ..............  11/01/14           8.100       2,030,701
                                                                                                                       -----------

WISCONSIN--4.73%
    1,000     Green Bay Wisconsin Redevelopment Authority Industrial Development
                 Revenue Fort James Project ............................................  05/01/19           5.600         861,850
    3,900     Janesville Industrial Development Revenue Bonds Simmons
                 Manufacturing Company Paramount Communications ........................  10/15/17           7.000       3,708,705
                                                                                                                       -----------
                                                                                                                         4,570,555
                                                                                                                       -----------

WYOMING--0.31%
      300     Lincoln County Pollution Control Revenue Exxon Project C .................  03/01/00           3.850*        300,000
                                                                                                                       -----------

U. S. VIRGIN ISLANDS--0.90%
    1,000     Virgin Islands Water and Power Authority Water Systems
                 Revenue Refunding .....................................................  07/01/17           5.500         866,860
                                                                                                                       -----------
Total Investments (cost--$100,583,917)--99.24%                                                                          95,893,737
Other assets in excess of liabilities--0.76%                                                                               735,390
                                                                                                                       -----------
Net Assets--100.00%                                                                                                    $96,629,127
                                                                                                                       ===========

----------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of February 29, 2000.
(1)  Illiquid securities representing 7.1% of net assets.
FHA  Federal Housing Authority.




                 See accompanying notes to financial statements

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS                                      FEBRUARY 29, 2000

 PRINCIPAL
  AMOUNT                                                             MATURITY           INTEREST
   (000)                                                               DATES              RATES          VALUE
 ---------                                                          ----------         ----------       -------
MUNICIPAL BONDS AND NOTES--104.49%
NEW YORK--97.13%
  $1,000  New York State (AMBAC Insured) .....................       06/15/10            6.000%       $1,031,560
   1,175  New York State Dormitory Authority Lease Revenue
              State University Dormitory Facilities Series C .       07/01/11            5.750         1,208,429
   1,000  New York State Dormitory Authority Revenue Bonds
              City University of New York + ..................       07/01/16            5.625           983,670
   1,000  New York State Dormitory Authority Revenues Bonds
              City University of New York ....................       07/01/28            5.000           813,410
      40  New York State Dormitory Authority Revenue Bonds
              Fordham University (AMBAC Insured) .............       07/01/15            7.200            41,133
   1,500  New York State Dormitory Authority Revenues
              Mental Health Services Facilities
              Improvement G ..................................       08/15/13            5.250         1,438,470
     700  New York State Dormitory Authority Revenue Bonds
              State University of New York ...................       05/15/16            7.000           718,081
   2,400  New York State Energy Research & Development
              Consolidated Edison Company ....................       08/15/20            6.100         2,399,928
      80  New York State Energy Research & Development
              Long Island Lighting * .........................       02/01/22            7.150            83,770
     250  New York State Energy Research & Development
              Niagra Mohawk (FGIC Insured) ...................       10/01/13            6.625           260,975
     180  New York State Energy Research & Development
              Electric Facility Revenue Series A* ............       12/01/20            7.150           188,483
   1,500  New York State Environmental Facilities Corp.
              Spring Valley Water (AMBAC Insured) ............       08/01/24            6.150         1,512,555
      70  New York State Environmental Facilities Corp.
              State Water Pollution Control ..................       06/15/10            7.250            73,574
      10  New York State Housing Finance Agency ..............       09/15/12            7.300            10,525
   2,250  New York State Local Government Assistance Corp.
              Refunding Series B .............................       04/01/20            4.875         1,919,250
   1,000  New York State Series A ............................       03/15/11            5.700         1,011,520
   1,500  New York State Thruway Authority General Revenue
              Refunding Series E .............................       01/01/15            5.250         1,414,260
   1,000  New York State Thruway Authority Highway & Bridge
              Trust Fund Series C ............................       04/01/18            5.000           872,500
   1,000  Metropolitan Transportation Authority New York
              Commuter Facilities Revenue Series A ...........       07/01/28            5.250           886,570
   1,500  Triborough Bridge & Tunnel Authority ............... 01/01/12 to 01/01/17  5.500 to 6.000    1,539,375
   1,000  Erie County Water Revenue Authority
              (AMBAC Insured) ................................       12/01/14            6.750         1,100,020
     700  Essex County New York Industrial Development Agency
              Environmental Improvement Revenue, Series A * ..       03/01/00            6.450#          700,000
   1,000  Huntington New York Refunding ......................       04/01/13            5.500           993,500
     500  New York City Industrial Development Agency
              Special Facility Revenue * .....................       07/01/19            5.400           429,575
   1,000  New York City Industrial Development Bonds
              Brooklyn Navy Yards * ..........................       10/01/36            5.750           869,040
   1,835  New York City Industrial Development Bonds Japan
              Airlines Company * .............................       11/01/15            6.000         1,858,782
     185  New York City Municipal Water Finance Authority
              Water & Sewer Systems Revenue ..................       06/15/12            7.100           191,925


                                                                              33

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                                             MATURITY           INTEREST
   (000)                                                               DATES              RATES          VALUE
 ---------                                                          ----------         ----------       -------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

NEW YORK--(CONCLUDED)
 $   500  New York City Municipal Water Finance Authority
              Water & Sewer Systems Revenue ...................      03/01/00            3.800#%    $    500,000
   1,250  New York City Municipal Water Finance Authority
              Water & Sewer Systems Revenue (MBIA Insured) ....      06/15/27            5.500         1,150,000
   2,100  New York City Series B2 .............................      03/01/00            3.750#        2,100,000
   1,500  New York City Series D ..............................      08/01/17            5.375         1,414,920
   2,100  New York City Series J (FGIC Insured) ...............      02/15/26            5.500         1,941,912
   1,025  Niagara Falls (FGIC Insured) ........................      06/15/08            5.500         1,039,463
      60  Oneida Herkimer New York Solid Waste ................      04/01/14            6.750            60,637
   1,000  Port Authority of New York & New Jersey Kennedy
              International Airport Cogeneration Project * ....      10/01/11            6.750         1,018,810
   1,250  Suffolk County New York Industrial Development
              Agency Industrial Development Revenue
              Nissequogue * ...................................      01/01/13            5.300         1,103,712
                                                                                                     -----------
                                                                                                      34,880,334
                                                                                                     -----------
PUERTO RICO--6.88%
   2,700  Puerto Rico Commonwealth Highway & Transportation
            Authority ......................................... 07/01/13 to 07/01/36  5.000 to 6.250   2,472,141
                                                                                                     -----------
U. S. Virgin Islands--0.48%
     200  Virgin Islands Water and Power Authority Water
              Systems Revenue Refunding .......................      07/01/17            5.500           173,372
                                                                                                     -----------
Total Investments (cost--$38,824,821)--104.49% ................                                       37,525,847
Liabilities in excess of other assets--(4.49)% ................                                      (1,613,644)
                                                                                                     -----------
Net Assets--100.00% ...........................................                                      $35,912,203
                                                                                                     ===========

---------------
# Variable rate demand note is payable on demand. The maturity date shown is the next interest rate reset date; the interest rate shown is the current rate as of February 29, 2000.
*       Security subject to Alternative Minimum Tax
+       Security was pledged as collateral for futures transactions
AMBAC   American Municipal Bond Assurance Corporation
FGIC    Federal Guaranty Insurance Corp.
MBIA    Municipal Bond Investors Assurance

FUTURES CONTRACTS

 NUMBER OF                                                                         IN      EXPIRATION  UNREALIZED
 CONTRACTS                          CONTRACTS TO SELL                         EXCHANGE FOR    DATE    APPRECIATION
----------- ----------------------------------------------------------------- ------------ ---------- ------------
   17       Municipal Bond Futures .......................................... $1,588,000    June 2000   $3,843
                                                                                                        ======



                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF ASSETS AND LIABILITIES                                                                               FEBRUARY 29, 2000

                                                                              CALIFORNIA     NATIONAL       MUNICIPAL     NEW YORK
                                                                               TAX-FREE      TAX-FREE         HIGH        TAX-FREE
                                                                              INCOME FUND   INCOME FUND    INCOME FUND   INCOME FUND
                                                                              -----------   -----------    -----------   -----------
ASSETS
Investments in securities at value (cost--$132,272,499,
     $257,228,955, $100,583,917 and $38,824,821, respectively) ...........   $125,726,155  $247,478,760    $95,893,737  $37,525,847
Cash .....................................................................         47,669        13,760         85,316        5,075
Receivable for investments sold ..........................................      1,924,640     4,811,600        --            14,600
Interest receivable ......................................................      2,271,594     3,554,665      1,716,516      481,160
Receivable for shares of beneficial interest sold ........................         --            47,041         64,401      448,946
Other assets .............................................................         23,159        99,720         85,094       32,540
                                                                             ------------  ------------   ------------  -----------
Total assets .............................................................    129,993,217   256,005,546     97,845,064   38,508,168
                                                                             ------------  ------------   ------------  -----------

LIABILITIES
Payable for investments purchased ........................................      2,446,040     4,865,100        864,368    2,336,179
Payable for shares of beneficial interest repurchased ....................        454,133       401,125        155,505      159,439
Dividends payable ........................................................         91,602       184,798         73,840       23,395
Payable to affiliates ....................................................         67,645       173,845         80,810       19,974
Variation margin payable .................................................          4,781        20,531        --             3,594
Accrued expenses and other liabilities ...................................        120,375       137,462         41,414       53,384
                                                                             ------------  ------------   ------------  -----------
Total liabilities ........................................................      3,184,576     5,782,861      1,215,937    2,595,965
                                                                             ------------  ------------   ------------  -----------

NET ASSETS
Beneficial interest - $0.001 par value (unlimited number authorized) .....    134,494,732   260,881,588    102,095,248   37,267,899
Accumulated net realized losses from investments and futures transactions      (1,134,215)     (829,677)      (775,941)     (60,565)
Net unrealized depreciation of investments and futures ...................     (6,551,876)   (9,829,226)    (4,690,180)  (1,295,131)
                                                                             ------------  ------------   ------------  -----------
Net assets ...............................................................   $126,808,641  $250,222,685    $96,629,127  $35,912,203
                                                                             ============  ============   ============  ===========

CLASS A:
Net assets ...............................................................   $ 99,667,663  $194,134,360    $62,568,447  $22,810,409
                                                                             ------------  ------------   ------------  -----------
Shares outstanding .......................................................      9,798,143    18,214,764      6,347,506    2,282,372
                                                                             ------------  ------------   ------------  -----------
Net asset value and redemption value per share ...........................         $10.17        $10.66          $9.86        $9.99
                                                                                   ======        ======          =====        =====

Maximum offering price per share (net asset value plus sales charge of
     4.00% of offering price) ............................................         $10.60        $11.10         $10.27       $10.41
                                                                                   ======        ======          =====        =====

CLASS B:
Net assets ...............................................................   $ 10,547,292  $ 16,310,349    $13,999,405  $ 3,692,024
                                                                             ------------  ------------   ------------  -----------
Shares outstanding .......................................................      1,036,238     1,530,744      1,420,808      369,537
                                                                             ------------  ------------   ------------  -----------
Net asset value and offering price per share .............................         $10.18        $10.66          $9.85        $9.99
                                                                                   ======        ======          =====        =====

CLASS C:
Net assets ...............................................................   $ 16,237,441  $ 39,045,240    $19,818,838  $ 9,344,286
                                                                             ------------  ------------   ------------  -----------
Shares outstanding .......................................................      1,597,387     3,663,641      2,011,058      934,804
                                                                             ------------  ------------   ------------  -----------
Net asset value and offering price per share .............................         $10.17        $10.66          $9.85       $10.00
                                                                                   ======        ======          =====       ======

CLASS Y:
Net assets ...............................................................   $    356,245  $  732,736      $   242,437  $    65,484
                                                                             ------------  ------------   ------------  -----------
Shares outstanding .......................................................         35,038        68,740         24,580        6,552
                                                                             ------------  ------------   ------------  -----------
Net asset value, offering price and redemption value per share ...........         $10.17        $10.66          $9.86        $9.99
                                                                                   ======        ======          =====        =====


                 See accompanying notes to financial statements

PAINEWEBBER


STATEMENTS OF OPERATIONS

                                                                                       FOR THE YEAR ENDED FEBRUARY 29, 2000
                                                                             -------------------------------------------------------
                                                                              CALIFORNIA     NATIONAL       MUNICIPAL     NEW YORK
                                                                               TAX-FREE      TAX-FREE         HIGH        TAX-FREE
                                                                              INCOME FUND   INCOME FUND    INCOME FUND   INCOME FUND
                                                                              -----------   -----------    -----------   -----------
INVESTMENT INCOME:
Interest .................................................................  $  7,886,524   $ 16,050,613    $ 6,696,867  $ 2,216,157
                                                                            ------------   ------------    -----------  -----------
EXPENSES:
Investment advisory and administration ...................................       704,250      1,376,862        636,525      238,369
Service fees--Class A ....................................................       276,573        526,472        164,945       60,508
Service and distribution fees--Class B ...................................       120,852        194,904        168,537       47,379
Service and distribution fees--Class C ...................................       133,731        335,657        171,172       80,640
Custody and accounting ...................................................        73,111        113,926         45,544       22,018
Legal and audit ..........................................................        64,856         47,860         56,988       67,346
Reports and notices to shareholders ......................................        45,504         50,383         31,726       20,253
Transfer agency and service fees .........................................        41,369         94,153         31,572       16,879
State registration .......................................................        35,033         31,434         39,714       40,619
Trustees' fees ...........................................................        10,500         10,500         10,500       10,500
Other expenses ...........................................................        20,577            718            629       16,644
                                                                            ------------   ------------    -----------  -----------
                                                                               1,526,356      2,782,869      1,357,852      621,155
Less: Fee waivers from adviser ...........................................      (281,706)         --           --          (125,371)
                                                                            ------------   ------------    -----------  -----------
Net expenses .............................................................     1,244,650      2,782,869      1,357,852      495,784
                                                                            ------------   ------------    -----------  -----------
Net investment income ....................................................     6,641,874     13,267,744      5,339,015    1,720,373
                                                                            ------------   ------------    -----------  -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
     Investment transactions .............................................    (1,203,238)    (1,413,300)      (531,232)      18,164
     Futures transactions ................................................        80,684      1,126,251       (177,521)     100,396
Net change in unrealized appreciation/depreciation of:
     Investments .........................................................   (11,575,066)   (24,627,976)    (9,079,784)  (3,764,983)
     Futures .............................................................       (15,532)       (79,031)       (11,156)      (2,531)
                                                                            ------------   ------------    -----------  -----------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES ............   (12,713,152)   (24,994,056)    (9,799,693)  (3,648,954)
                                                                            ------------   ------------    -----------  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................  $ (6,071,278)  $(11,726,312)   $(4,460,678) $(1,928,581)
                                                                            ============   ============    ===========  ===========


                 See accompanying notes to financial statements

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                                       FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                                        FEBRUARY 29, 2000    FEBRUARY 28, 1999
                                                                                       ------------------   ------------------
FROM OPERATIONS:
Net investment income ..............................................................       $  6,641,874         $  6,722,798
Net realized gains (losses) from investments and futures transactions ..............         (1,122,554)           3,155,988
Net change in unrealized appreciation/depreciation of investments and futures ......        (11,590,598)          (1,817,795)
                                                                                           ------------         ------------
Net increase (decrease) in net assets resulting from operations ....................         (6,071,278)           8,060,991
                                                                                           ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A .....................................................         (5,361,682)          (5,429,352)
Net investment income--Class B .....................................................           (491,047)            (557,752)
Net investment income--Class C .....................................................           (773,393)            (724,462)
Net investment income--Class Y .....................................................            (15,752)             (11,232)
Net realized gains from investment transactions--Class A ...........................           (599,558)          (3,272,689)
Net realized gains from investment transactions--Class B ...........................            (64,598)            (400,415)
Net realized gains from investment transactions--Class C ...........................           (100,156)            (512,411)
Net realized gains from investment transactions--Class Y ...........................             (2,021)              (7,943)
                                                                                           ------------         ------------
Total dividends and distributions to shareholders ..................................         (7,408,207)         (10,916,256)
                                                                                           ------------         ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ...............................................         18,450,258           18,059,890
Cost of shares repurchased .........................................................        (34,005,085)         (22,951,550)
Proceeds from dividends reinvested .................................................          3,827,113            5,540,671
                                                                                           ------------         ------------
Net increase (decrease) in net assets derived from beneficial interest
   transactions ....................................................................        (11,727,714)             649,011
                                                                                           ------------         ------------
Net decrease in net assets .........................................................        (25,207,199)          (2,206,254)

NET ASSETS:
Beginning of year ..................................................................        152,015,840          154,222,094
                                                                                           ------------         ------------
End of year ........................................................................       $126,808,641         $152,015,840
                                                                                           ============         ============


                 See accompanying notes to financial statements

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                                       FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                                        FEBRUARY 29, 2000    FEBRUARY 28, 1999
                                                                                       ------------------   ------------------
FROM OPERATIONS:
Net investment income ..............................................................        $ 13,267,744         $ 13,901,664
Net realized gains (losses) from investments and futures transactions ..............            (287,049)           7,685,449
Net change in unrealized appreciation/depreciation of investments and futures ......         (24,707,007)          (6,616,634)
                                                                                            ------------         ------------
Net increase (decrease) in net assets resulting from operations ....................         (11,726,312)          14,970,479
                                                                                            ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A .....................................................         (10,449,658)         (10,791,089)
Net investment income--Class B .....................................................            (806,364)          (1,072,277)
Net investment income--Class C .....................................................          (1,983,504)          (2,024,190)
Net investment income--Class Y .....................................................             (28,218)             (14,108)
Net realized gains from investment transactions--Class A ...........................          (1,236,145)          (5,560,128)
Net realized gains from investment transactions--Class B ...........................            (106,332)            (614,087)
Net realized gains from investment transactions--Class C ...........................            (264,368)          (1,135,565)
Net realized gains from investment transactions--Class Y ...........................              (3,422)              (7,094)
                                                                                            ------------         ------------
Total dividends and distributions to shareholders ..................................         (14,878,011)         (21,218,538)
                                                                                            ------------         ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ...............................................          22,849,614           29,885,363
Cost of shares repurchased .........................................................         (54,948,445)         (50,116,104)
Proceeds from dividends reinvested .................................................           9,647,018           14,014,344
                                                                                            ------------         ------------
Net decrease in net assets derived from beneficial interest transactions ...........         (22,451,813)          (6,216,397)
                                                                                            ------------         ------------
Net decrease in net assets .........................................................         (49,056,136)         (12,464,456)

NET ASSETS:
Beginning of year ..................................................................         299,278,821          311,743,277
                                                                                            ------------         ------------
End of year ........................................................................        $250,222,685         $299,278,821
                                                                                            ============         ============


                 See accompanying notes to financial statements

PAINEWEBBER MUNICIPAL HIGH INCOME FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                                       FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                                        FEBRUARY 29, 2000    FEBRUARY 28, 1999
                                                                                       ------------------   ------------------
FROM OPERATIONS:
Net investment income ............................................................        $  5,339,015         $  5,038,231
Net realized gains (losses) from investments and futures transactions ............            (708,753)           1,315,796
Net change in unrealized appreciation/depreciation of investments and futures ....          (9,090,940)          (2,011,365)
                                                                                          ------------         ------------
Net increase (decrease) in net assets resulting from operations ..................          (4,460,678)           4,342,662
                                                                                          ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A ...................................................          (3,474,079)          (3,208,275)
Net investment income--Class B ...................................................            (755,561)            (783,090)
Net investment income--Class C ...................................................          (1,085,799)          (1,030,416)
Net investment income--Class Y ...................................................             (23,576)             (16,450)
Net realized gains from investment transactions--Class A .........................            (384,910)             (83,846)
Net realized gains from investment transactions--Class B .........................             (92,792)             (24,705)
Net realized gains from investment transactions--Class C .........................            (125,455)             (29,688)
Net realized gains from investment transactions--Class Y .........................              (3,653)                (492)
                                                                                          ------------         ------------
Total dividends and distributions to shareholders ................................          (5,945,825)          (5,176,962)
                                                                                          ------------         ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .............................................          27,422,935           29,444,970
Cost of shares repurchased .......................................................         (34,015,541)         (20,867,956)
Proceeds from dividends reinvested ...............................................           3,412,560            3,049,335
                                                                                          ------------         ------------
Net increase (decrease) in net assets derived from beneficial interest
  transactions ...................................................................          (3,180,046)          11,626,349
                                                                                          ------------         ------------
Net increase (decrease) in net assets ............................................         (13,586,549)          10,792,049

NET ASSETS:
Beginning of year ................................................................         110,215,676           99,423,627
                                                                                          ------------         ------------
End of year ......................................................................        $ 96,629,127         $110,215,676
                                                                                          ============         ============


                 See accompanying notes to financial statements

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                                       FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                                        FEBRUARY 29, 2000    FEBRUARY 28, 1999
                                                                                       ------------------   ------------------
FROM OPERATIONS:
Net investment income .............................................................       $  1,720,373         $  1,922,946
Net realized gains from investments and futures transactions ......................            118,560            1,227,137
Net change in unrealized appreciation/depreciation of investments and futures .....         (3,767,514)            (617,979)
                                                                                          ------------         ------------
Net increase (decrease) in net assets resulting from operations ...................         (1,928,581)           2,532,104
                                                                                          ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A ....................................................         (1,103,964)          (1,192,008)
Net investment income--Class B ....................................................           (178,638)            (248,634)
Net investment income--Class C ....................................................           (436,077)            (481,660)
Net investment income--Class Y ....................................................             (1,694)                (643)
Net realized gains from investment transactions--Class A ..........................           (210,252)            (609,522)
Net realized gains from investment transactions--Class B ..........................            (35,470)            (131,564)
Net realized gains from investment transactions--Class C ..........................            (93,939)            (254,029)
Net realized gains from investment transactions--Class Y ..........................               (566)                (417)
                                                                                          ------------         ------------
Total dividends and distributions to shareholders .................................         (2,060,600)          (2,918,477)
                                                                                          ------------         ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ..............................................          3,333,884            7,383,454
Cost of shares repurchased ........................................................         (9,812,265)          (8,488,955)
Proceeds from dividends reinvested ................................................          1,372,977            2,009,257
                                                                                          ------------         ------------
Net increase (decrease) in net assets derived from beneficial interest
  transactions ....................................................................         (5,105,404)             903,756
                                                                                          ------------         ------------
Net increase (decrease) in net assets .............................................         (9,094,585)             517,383

NET ASSETS:
Beginning of year .................................................................         45,006,788           44,489,405
                                                                                          ------------         ------------
End of year .......................................................................       $ 35,912,203         $ 45,006,788
                                                                                          ============         ============


                 See accompanying notes to financial statements
40

NOTES TO FINANCIAL STATEMENTS




ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Mutual Fund Trust ("Mutual Fund Trust") and PaineWebber Municipal Series ("Municipal Series") (collectively, the "Trusts") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and January 28, 1987, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and an open-end non-diversified management investment company, respectively. Mutual Fund Trust has two series:
PaineWebber California Tax-Free Income Fund ("California Tax-Free Income Fund") and PaineWebber National Tax-Free Income Fund ("National Tax-Free Income Fund"). Municipal Series has two series: PaineWebber Municipal High Income Fund ("Municipal High Income Fund") and PaineWebber New York Tax-Free Income Fund ("New York Tax-Free Income Fund") (collectively, the "Funds").

   Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Funds. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Funds' board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated on the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

NOTES TO FINANCIAL STATEMENTS



   Income and expenses (excluding class-specific expenses) are allocated proportionately to each class of shares based upon the relative value of dividend eligible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized and unrealized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for current capital share activity of the respective class). Class-specific expenses are charged directly to the applicable class of shares.

   FUTURES CONTRACTS--Upon entering into a financial futures contract, the Funds are required to pledge to a broker an amount of cash and/or municipal securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequently, payments, known as "variation margin," are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

   Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Funds use financial futures contracts in strategies intended to enhance income or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   Each Fund follows an investment policy of investing primarily in municipal obligations of various states except for California Tax-Free Income Fund and New York Tax-Free Income Fund which invest primarily in municipal obligations of their respective states. This concentration of investments may subject these Funds to greater risks. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by those Funds.

BANK LINE OF CREDIT

   Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended February 29, 2000, the Funds did not borrow under the Facility.

INVESTMENT ADVISER AND ADMINISTRATOR

   Each Trust's board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, each Fund pays Mitchell Hutchins an investment advisory and administration fee,

NOTES TO FINANCIAL STATEMENTS



which is accrued daily and paid monthly, at the annual rates of 0.50% of California Tax-Free Income Fund's and National Tax-Free Income Fund's average daily net assets and 0.60% of Municipal High Income Fund's and New York Tax-Free Income Fund's average daily net assets. At February 29, 2000, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $30,068, $99,145, $45,746 and $7,005, respectively, in investment advisory and administration fees. For the year ended February 29, 2000, Mitchell Hutchins voluntarily waived $281,706 and $125,371 in investment advisory and administration fees from the California Tax-Free Income Fund and New York Tax-Free Income Fund, respectively.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At February 29, 2000, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $37,577, $74,700, $35,064 and $12,969, respectively, in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that, for the year ended February 29, 2000, it earned $156,137, $172,902, $117,726 and
$35,621 in sales charges for the California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively.

TRANSFER AGENCY SERVICE FEES

   PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., each Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the year ended February 29, 2000, PaineWebber received from PFPC Inc., not the Funds, approximately 50%, 48%, 53% and 54% of the total transfer agency and related service fees collected by PFPC Inc. from the California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at February 29, 2000 was substantially the same as the cost of securities for financial statement purposes.

   At February 29, 2000 the components of net unrealized depreciation of investments were as follows:

                                                                              California     National      Municipal     New York
                                                                               Tax-Free      Tax-Free        High        Tax-Free
                                                                              Income Fund   Income Fund   Income Fund   Income Fund
                                                                              -----------   -----------   -----------   -----------
Gross depreciation (investments having an excess of cost over value) ......  $(7,029,153)  $(12,779,435)  $(5,355,276)  $(1,661,704)
Gross appreciation (investments having an excess of value over cost) ......      482,809      3,029,240       665,096       362,730
                                                                             -----------   ------------   -----------   -----------
Net unrealized depreciation of investments ................................  $(6,546,344)  $ (9,750,195)  $(4,690,180)  $(1,298,974)
                                                                             ===========   ============   ===========   ===========

NOTES TO FINANCIAL STATEMENTS



   For the year ended February 29, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                           California     National      Municipal     New York
                                            Tax-Free      Tax-Free        High        Tax-Free
                                           Income Fund   Income Fund   Income Fund   Income Fund
                                           -----------   -----------   -----------   -----------
Purchases ............................... $33,893,576  $ 80,859,178   $19,638,333   $ 7,358,290
Sales ................................... $59,146,438  $113,419,288   $28,503,750   $13,748,921

FEDERAL TAX STATUS

   Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for federal income taxes are required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

   At February 29, 2000, California Tax-Free Income Fund had $87,023 of capital loss carryforwards available, which will expire by February 28, 2008. To the extent that any net capital loss carryforwards are used, as provided in the regulations, to offset future capital gains, it is probable that the gains so offset will not be distributed. In accordance with U.S. Treasury regulations, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund have elected to defer $1,051,063, $904,221, $774,879 and $56,267, respectively, of realized capital losses arising after October 31, 1999. Such losses are treated for tax purposes as arising on March 1, 2000.

NOTES TO FINANCIAL STATEMENTS



SHARES OF BENEFICIAL INTEREST

   There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                            CLASS A                   CLASS B                    CLASS C               CLASS Y
                                     --------------------     ----------------------     ---------------------   ------------------
                                      SHARES      AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT     SHARES    AMOUNT
                                     --------    --------     --------      --------     --------     --------   -------   --------
CALIFORNIA TAX-FREE INCOME FUND
YEAR ENDED FEBRUARY 29, 2000:

Shares sold .....................    915,972  $  9,834,294     369,791  $  3,968,324     410,125  $  4,394,795    23,563  $ 252,845
Shares repurchased .............. (2,399,039)  (25,341,594)   (261,113)   (2,778,906)   (538,948)   (5,693,149)  (17,454)  (191,436)
Shares converted from Class B to
  Class A .......................    328,699     3,511,832    (328,493)   (3,511,832)       --           --         --        --
Dividends reinvested ............    282,005     2,976,203      26,168       275,576      53,599       565,072       970     10,262
                                  ----------  ------------    --------  ------------    --------  ------------   -------  ---------
Net increase (decrease) .........   (872,363) $ (9,019,265)   (193,647) $ (2,046,838)    (75,224) $   (733,282)    7,079  $  71,671
                                  ==========  ============    ========  ============    ========  ============   =======  =========
YEAR ENDED FEBRUARY 28, 1999:

Shares sold .....................    740,844  $  8,433,654     420,927  $  4,789,060     407,805  $  4,621,823    18,991  $ 215,353
Shares repurchased .............. (1,464,217)  (16,586,563)   (299,581)   (3,416,618)   (257,876)   (2,917,520)   (2,750)   (30,849)
Shares converted from Class B to
  Class A .......................    403,728     4,561,700    (403,372)   (4,561,700)      --           --           --        --
Dividends reinvested ............    379,806     4,285,994      38,923       439,604      70,574       795,963     1,693     19,110
                                  ----------  ------------    --------  ------------    --------  ------------   -------  ---------
Net increase (decrease) .........     60,161  $    694,785    (243,103) $ (2,749,654)    220,503  $  2,500,266    17,934  $ 203,614
                                  ==========  ============    ========  ============    ========  ============   =======  =========
NATIONAL TAX-FREE INCOME FUND
YEAR ENDED FEBRUARY 29, 2000:

Shares sold .....................  1,126,295  $ 12,518,003     429,819  $  4,792,132     438,033  $  4,934,806    54,252  $ 604,673
Shares repurchased .............. (3,655,632)  (40,601,475)   (289,243)   (3,222,795)   (996,202)  (10,951,170)  (15,676)  (173,005)
Shares converted from Class B to
  Class A .......................    699,252     7,834,170    (698,899)   (7,834,170)      --           --           --        --
Dividends reinvested ............    679,864     7,531,233      35,090       389,642     153,137     1,695,260     2,811     30,883
                                  ----------  ------------    --------  ------------    --------  ------------   -------  ---------
Net increase (decrease) ......... (1,150,221) $(12,718,069)   (523,233) $ (5,875,191)   (405,032) $ (4,321,104)   41,387  $ 462,551
                                  ==========  ============    ========  ============    ========  ============   =======  =========
YEAR ENDED FEBRUARY 28, 1999:

Shares sold .....................  1,202,289  $ 14,355,836     567,368  $  6,768,383     731,376  $  8,693,315     5,702  $  67,829
Shares repurchased .............. (2,772,759)  (32,955,038)   (430,222)   (5,122,831) (1,010,512)  (12,035,240)     (251)    (2,995)
Shares converted from Class B to
  Class A .......................    894,312    10,669,407    (894,563)  (10,669,407)      --           --           --        --
Dividends reinvested ............    911,223    10,789,984      69,736       825,483     200,823     2,377,551     1,801     21,326
                                  ----------  ------------    --------  ------------    --------  ------------   -------  ---------
Net increase (decrease) .........    235,065  $  2,860,189    (687,681) $ (8,198,372)    (78,313) $   (964,374)    7,252  $  86,160
                                  ==========  ============    ========  ============    ========  ============   =======  =========

NOTES TO FINANCIAL STATEMENTS




SHARES OF BENEFICIAL INTEREST(concluded)


                                         CLASS A                  CLASS B                  CLASS C                  CLASS Y
                                 ----------------------   ----------------------   -----------------------    -------------------
                                  SHARES       AMOUNT      SHARES        AMOUNT     SHARES         AMOUNT     SHARES      AMOUNT
                                 --------     ---------   --------      --------   --------       --------    -------    --------
MUNICIPAL HIGH INCOME FUND
YEAR ENDED FEBRUARY 29, 2000:

Shares sold ..................  1,755,817   $18,009,982    437,111   $ 4,559,798    420,773    $ 4,403,449     43,599   $ 449,706
Shares repurchased ........... (2,104,312)  (21,542,166)  (421,705)   (4,311,469)  (730,607)    (7,562,182)   (59,615)   (599,724)
Shares converted from Class B to
  Class A ....................    353,637     3,687,065   (352,821)   (3,687,065)      --             --         --          --
Dividends reinvested .........    204,441     2,120,435     40,698       421,854     81,474        843,969      2,542      26,302
                               ----------   -----------   --------   -----------   --------    -----------    -------   ---------
Net increase (decrease) ......    209,583   $ 2,275,316   (296,717)  $(3,016,882)  (228,360)   $(2,314,764)   (13,474)  $(123,716)
                               ==========   ===========   ========   ===========   ========    ===========    =======   =========
YEAR ENDED FEBRUARY 28, 1999:

Shares sold ..................  1,135,193   $12,423,758    829,528   $ 9,074,526    689,391    $ 7,542,258     36,978   $ 404,428
Shares repurchased ...........   (986,808)  (10,797,960)  (394,045)   (4,308,107)  (520,751)    (5,700,686)    (5,599)    (61,203)
Shares converted from Class B to
  Class A ....................    405,558     4,437,624   (405,705)   (4,437,624)      --             --         --          --
Dividends reinvested .........    175,957     1,923,125     36,333       396,953     65,218        712,560      1,527      16,697
                               ----------   -----------   --------   -----------   --------    -----------    -------   ---------
Net increase .................    729,900   $ 7,986,547     66,111   $   725,748    233,858    $ 2,554,132     32,906   $ 359,922
                               ==========   ===========   ========   ===========   ========    ===========    =======   =========
NEW YORK TAX-FREE INCOME FUND
YEAR ENDED FEBRUARY 29, 2000:

Shares sold ..................    197,037   $ 2,031,833     58,905   $   613,987     58,584    $   616,585      7,061   $  71,479
Shares repurchased ...........   (615,402)   (6,440,717)   (88,166)     (927,749)  (234,040)    (2,416,919)    (2,598)    (26,880)
Shares converted from Class B to
  Class A ....................    155,800     1,620,075   (155,863)   (1,620,075)      --             --         --          --
Dividends reinvested .........     82,217       850,245      9,486        98,981     40,781        421,578        214       2,173
                               ----------   -----------   --------   -----------   --------    -----------    -------   ---------
Net increase (decrease) ......   (180,348)  $(1,938,564)  (175,638)  $(1,834,856)  (134,675)   $(1,378,756)     4,677   $  46,772
                               ==========   ===========   ========   ===========   ========    ===========    =======   =========
YEAR ENDED FEBRUARY 28, 1999:

Shares sold ..................    399,688   $ 4,460,550    146,747   $ 1,635,818    113,337    $ 1,264,677      2,017   $  22,409
Shares repurchased ...........   (400,090)   (4,442,034)  (103,652)   (1,155,003)  (259,962)    (2,889,290)      (236)     (2,628)
Shares converted from Class B to
  Class A ....................    220,207     2,456,208   (220,220)   (2,456,208)      --             --         --          --
Dividends reinvested .........    112,472     1,247,040     18,141       200,952     50,534        560,221         94       1,044
                               ----------   -----------   --------   -----------   --------    -----------    -------   ---------
Net increase (decrease) ......    332,277   $ 3,721,764   (158,984)  $(1,774,441)  (96,091)    $(1,064,392)     1,875   $  20,825
                               ==========   ===========   ========   ===========   ========    ===========    =======   =========

                 (This page has been left blank intentionally.)

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                         CLASS A
                                                             ----------------------------------------------------------------------
                                                                FOR THE                       FOR THE                    FOR THE
                                                                 YEAR                          YEARS                      YEAR
                                                                 ENDED                         ENDED                      ENDED
                                                              FEBRUARY 29,                  FEBRUARY 28,               FEBRUARY 29,
                                                                                ----------------------------------
                                                                  2000          1999           1998           1997         1996
                                                                  ----          ----           ----           ----         ----
Net asset value, beginning of period .....................       $11.18        $11.39         $10.91        $11.02        $10.68
                                                                 ------        ------         ------        ------        ------
Net investment income ....................................         0.51          0.52           0.51          0.52          0.57
Net realized and unrealized gains (losses) from
  investments and futures ................................        (0.95)         0.11           0.48         (0.11)         0.34
                                                                 ------        ------         ------        ------        ------
Net increase (decrease) from investment operations .......        (0.44)         0.63           0.99          0.41          0.91
                                                                 ------        ------         ------        ------        ------
Dividends from net investment income .....................        (0.51)        (0.52)         (0.51)        (0.52)        (0.57)
Distributions from net realized gains from
  investment transactions ................................        (0.06)        (0.32)            --            --            --
                                                                 ------        ------         ------        ------        ------
Total dividends and distributions to shareholders ........        (0.57)        (0.84)         (0.51)        (0.52)        (0.57)
                                                                 ------        ------         ------        ------        ------
Net asset value, end of period ...........................       $10.17        $11.18         $11.39        $10.91        $11.02
                                                                 ======        ======         ======        ======        ======

Total investment return(1) ...............................        (3.96)%        5.90%          9.26%         3.92%         8.68%
                                                                 ======        ======         ======        ======        ======

Ratios/Supplemental data:
Net assets, end of period (000's) ........................      $99,668      $119,266       $120,804      $127,040      $151,684
Expenses to average net assets, net of waivers
  from adviser ...........................................         0.75%         0.83%          0.98%         0.97%         0.94%
Expenses to average net assets, before waivers
  from adviser ...........................................         0.95%         0.96%          0.98%         0.97%         0.94%
Net investment income to average net assets,
  net of waivers from adviser ............................         4.85%         4.59%          4.56%         4.85%         5.21%
Net investment income to average net assets, before
  waivers from adviser ...................................         4.65%         4.46%          4.56%         4.85%         5.21%
Portfolio turnover rate ..................................           24%           45%           107%           73%           32%


----------------------

+    Commencement of issuance of shares.
*    Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized.


48

                                                                                              CLASS B
                                                              ----------------------------------------------------------------------
                                                                 FOR THE                      FOR THE                     FOR THE
                                                                  YEAR                         YEARS                       YEAR
                                                                  ENDED                        ENDED                       ENDED
                                                               FEBRUARY 29,                 FEBRUARY 28,                FEBRUARY 29,
                                                                               ------------------------------------
                                                                  2000           1999          1998          1997           1996
                                                                  ----           ----          ----          ----           ----
Net asset value, beginning of period .....................       $11.18         $11.39        $10.92        $11.03         $10.69
                                                                 ------         ------        ------        ------         ------
Net investment income ....................................         0.43           0.43          0.42          0.44           0.48
Net realized and unrealized gains (losses) from
  investments and futures ................................        (0.94)          0.11          0.47         (0.11)          0.34
                                                                 ------         ------        ------        ------         ------
Net increase (decrease) from investment operations .......        (0.51)          0.54          0.89          0.33           0.82
                                                                 ------         ------        ------        ------         ------
Dividends from net investment income .....................        (0.43)         (0.43)        (0.42)        (0.44)         (0.48)
Distributions from net realized gains from
  investment transactions ................................        (0.06)         (0.32)           --            --             --
                                                                 ------         ------        ------        ------         ------
Total dividends and distributions to shareholders ........        (0.49)         (0.75)        (0.42)        (0.44)         (0.48)
                                                                 ------         ------        ------        ------         ------
Net asset value, end of period ...........................       $10.18         $11.18        $11.39        $10.92         $11.03
                                                                 ======         ======        ======        ======         ======

Total investment return(1) ...............................        (4.60)%         5.06%         8.33%         3.14%          7.86%
                                                                 ======         ======        ======        ======         ======

Ratios/Supplemental data:
Net assets, end of period (000's) ........................      $10,547        $13,756       $16,783       $20,943        $27,175
Expenses to average net assets, net of waivers
  from adviser ...........................................         1.52%          1.59%         1.75%         1.74%          1.70%
Expenses to average net assets, before waivers
  from adviser ...........................................         1.72%          1.72%         1.75%         1.74%          1.70%
Net investment income to average net assets,
  net of waivers from adviser ............................         4.06%          3.81%         3.79%         4.08%          4.45%
Net investment income to average net assets, before
  waivers from adviser ...................................         3.86%          3.68%         3.79%         4.08%          4.45%
Portfolio turnover rate ..................................           24%            45%          107%           73%            32%


                                                                                            CLASS C
                                                             ---------------------------------------------------------------------
                                                               FOR THE                      FOR THE                     FOR THE
                                                                YEAR                         YEARS                       YEAR
                                                                ENDED                        ENDED                       ENDED
                                                             FEBRUARY 29,                 FEBRUARY 28,                FEBRUARY 29,
                                                                            -------------------------------------
                                                                2000          1999          1998          1997           1996
                                                                ----          ----          ----          ----           ----
Net asset value, beginning of period .....................     $11.17         $11.38        $10.90        $11.02         $10.67
                                                               ------         ------        ------        ------         ------
Net investment income ....................................       0.46           0.46          0.45          0.47           0.51
Net realized and unrealized gains (losses) from
  investments and futures ................................      (0.94)          0.11          0.48         (0.12)          0.35
                                                               ------         ------        ------        ------         ------
Net increase (decrease) from investment operations .......      (0.48)          0.57          0.93          0.35           0.86
                                                               ------         ------        ------        ------         ------
Dividends from net investment income .....................      (0.46)         (0.46)        (0.45)        (0.47)         (0.51)
Distributions from net realized gains from
  investment transactions ................................      (0.06)         (0.32)           --            --             --
                                                               ------         ------        ------        ------         ------
Total dividends and distributions to shareholders ........      (0.52)         (0.78)        (0.45)        (0.47)         (0.51)
                                                               ------         ------        ------        ------         ------
Net asset value, end of period ...........................     $10.17         $11.17        $11.38        $10.90         $11.02
                                                               ======         ======        ======        ======         ======

Total investment return(1) ...............................      (4.36)%         5.35%         8.71%         3.30%          8.22%
                                                               ======         ======        ======        ======         ======

Ratios/Supplemental data:
Net assets, end of period (000's) ........................    $16,237        $18,682       $16,522       $17,624        $22,155
Expenses to average net assets, net of waivers
  from adviser ...........................................       1.26%          1.33%         1.50%         1.49%          1.46%
Expenses to average net assets, before waivers
  from adviser ...........................................       1.46%          1.47%         1.50%         1.49%          1.46%
Net investment income to average net assets,
  net of waivers from adviser ............................       4.34%          4.08%         4.05%         4.34%          4.69%
Net investment income to average net assets, before
  waivers from adviser ...................................       4.14%          3.94%         4.05%         4.34%          4.69%
Portfolio turnover rate ..................................         24%            45%          107%           73%            32%


                                                                             CLASS Y
                                                              ----------------------------------------
                                                                FOR THE       FOR THE    FEBRUARY 5,
                                                                 YEAR          YEAR         1998+
                                                                 ENDED         ENDED       THROUGH
                                                              FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,

                                                                 2000           1999         1998
                                                                 ----           ----         ----
Net asset value, beginning of period .....................      $11.18         $11.38       $11.42
                                                                ------         ------       ------
Net investment income ....................................        0.54           0.55         0.04
Net realized and unrealized gains (losses) from
  investments and futures ................................       (0.95)          0.12        (0.04)
                                                                ------         ------       ------
Net increase (decrease) from investment operations .......       (0.41)          0.67         0.00
                                                                ------         ------       ------
Dividends from net investment income .....................       (0.54)         (0.55)       (0.04)
Distributions from net realized gains from
  investment transactions ................................       (0.06)         (0.32)          --
                                                                ------         ------       ------
Total dividends and distributions to shareholders ........       (0.60)         (0.87)       (0.04)
                                                                ------         ------       ------
Net asset value, end of period ...........................      $10.17         $11.18       $11.38
                                                                ======         ======       ======

Total investment return(1) ...............................       (3.73)%         6.28%       (0.34)%
                                                                ======         ======       ======

Ratios/Supplemental data:
Net assets, end of period (000's) ........................        $356           $312         $114
Expenses to average net assets, net of waivers
  from adviser ...........................................        0.48%          0.55%        0.76%*
Expenses to average net assets, before waivers
  from adviser ...........................................        0.68%          0.71%        0.76%*
Net investment income to average net assets,
  net of waivers from adviser ............................        5.16%          4.87%        5.07%*
Net investment income to average net assets, before
  waivers from adviser ...................................        4.96%          4.71%        5.07%*
Portfolio turnover rate ..................................          24%            45%         107%

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                                       CLASS A
                                                                           ---------------------------------------------------------
                                                                             FOR THE                  FOR THE             FOR THE
                                                                              YEAR                     YEARS               YEAR
                                                                              ENDED                    ENDED               ENDED
                                                                           FEBRUARY 29,             FEBRUARY 28,        FEBRUARY 29,
                                                                                         -----------------------------
                                                                              2000        1999         1998       1997      1996
                                                                             ------      ------      ------     ------    ------
Net asset value, beginning of year .......................................   $11.73      $11.97      $11.55     $11.64    $11.26
                                                                             ------      ------      ------     ------    ------
Net investment income ....................................................     0.55        0.56        0.56       0.55      0.58
Net realized and unrealized gains (losses) from investments and futures ..    (1.00)       0.05        0.50      (0.09)     0.39
                                                                             ------      ------      ------     ------    ------
Net increase (decrease) from investment operations .......................    (0.45)       0.61        1.06       0.46      0.97
                                                                             ------      ------      ------     ------    ------
Dividends from net investment income .....................................    (0.55)      (0.56)      (0.56)     (0.55)    (0.59)

Distributions from net realized gains from investment transactions .......    (0.07)      (0.29)      (0.08)        --        --
                                                                             ------      ------      ------     ------    ------
Total dividends and distributions to shareholders ........................    (0.62)      (0.85)      (0.64)     (0.55)    (0.59)
                                                                             ------      ------      ------     ------    ------
Net asset value, end of year .............................................   $10.66      $11.73      $11.97     $11.55    $11.64
                                                                             ======      ======      ======     ======    ======
Total investment return (1) ..............................................    (3.91)%      5.31%       9.48%      4.14%     8.75%
                                                                             ======      ======      ======     ======    ======
Ratios/Supplemental data:
Net assets, end of year (000's) .......................................... $194,134    $227,151    $229,040   $263,425  $315,899
Expenses to average net assets ...........................................     0.87%       0.94%       0.95%      0.91%     0.93%(2)
Net investment income to average net assets ..............................     4.96%       4.72%       4.77%      4.85%     5.06%(2)
Portfolio turnover rate ..................................................       29%         43%         79%        81%       74%

-----------------------
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

                                                                                                       CLASS B
                                                                           ---------------------------------------------------------
                                                                             FOR THE                  FOR THE             FOR THE
                                                                              YEAR                     YEARS               YEAR
                                                                              ENDED                    ENDED               ENDED
                                                                           FEBRUARY 29,             FEBRUARY 28,        FEBRUARY 29,
                                                                                         -----------------------------
                                                                              2000        1999         1998       1997      1996
                                                                             ------      ------      ------     ------    ------
Net asset value, beginning of year .......................................   $11.73      $11.97      $11.55     $11.64    $11.26
                                                                             ------      ------      ------     ------    ------
Net investment income ....................................................     0.46        0.47        0.47       0.46      0.49
Net realized and unrealized gains (losses) from investments and futures ..    (1.00)       0.05        0.50      (0.09)     0.39
                                                                             ------      ------      ------     ------    ------
Net increase (decrease) from investment operations .......................    (0.54)       0.52        0.97       0.37      0.88
                                                                             ------      ------      ------     ------    ------
Dividends from net investment income .....................................    (0.46)      (0.47)      (0.47)     (0.46)    (0.50)

Distributions from net realized gains from investment transactions .......    (0.07)      (0.29)      (0.08)        --        --
                                                                             ------      ------      ------     ------    ------
Total dividends and distributions to shareholders ........................    (0.53)      (0.76)      (0.55)     (0.46)    (0.50)
                                                                             ------      ------      ------     ------    ------
Net asset value, end of year .............................................   $10.66      $11.73      $11.97     $11.55    $11.64
                                                                             ======      ======      ======     ======    ======
Total investment return (1) ..............................................    (4.68)%      4.48%       8.62%      3.35%     7.94%
                                                                             ======      ======      ======     ======    ======
Ratios/Supplemental data:
Net assets, end of year (000's) ..........................................  $16,310     $24,085     $32,815    $40,949   $51,546
Expenses to average net assets ...........................................     1.66%       1.72%       1.73%      1.67%     1.68%(2)
Net investment income to average net assets ..............................     4.14%       3.93%       3.98%      4.09%     4.31%(2)
Portfolio turnover rate ..................................................       29%         43%         79%        81%       74%


                                                                                                       CLASS C
                                                                           ---------------------------------------------------------
                                                                             FOR THE                  FOR THE             FOR THE
                                                                              YEAR                     YEARS               YEAR
                                                                              ENDED                    ENDED               ENDED
                                                                           FEBRUARY 29,             FEBRUARY 28,        FEBRUARY 29,
                                                                                         -----------------------------
                                                                              2000        1999         1998       1997      1996
                                                                             ------      ------      ------     ------    ------
Net asset value, beginning of year .......................................   $11.73      $11.97       $11.55    $11.64    $11.26
                                                                             ------      ------      ------     ------    ------
Net investment income ....................................................     0.49        0.50         0.50      0.49      0.52
Net realized and unrealized gains (losses) from investments and futures ..    (1.00)       0.05         0.50     (0.09)     0.39
                                                                             ------      ------      ------     ------    ------
Net increase (decrease) from investment operations .......................    (0.51)       0.55         1.00      0.40      0.91
                                                                             ------      ------      ------     ------    ------
Dividends from net investment income .....................................    (0.49)      (0.50)       (0.50)    (0.49)    (0.53)

Distributions from net realized gains from investment transactions .......    (0.07)      (0.29)       (0.08)       --        --
                                                                             ------      ------      ------     ------    ------
Total dividends and distributions to shareholders ........................    (0.56)      (0.79)       (0.58)    (0.49)    (0.53)
                                                                             ------      ------      ------     ------    ------
Net asset value, end of year .............................................   $10.66      $11.73       $11.97    $11.55    $11.64
                                                                             ======      ======       ======    ======    ======
Total investment return (1) ..............................................    (4.42)%      4.76%        8.92%     3.61%     8.19%
                                                                             ======      ======       ======    ======    ======
Ratios/Supplemental data:
Net assets, end of year (000's) ..........................................  $39,045     $47,722      $49,647   $59,652   $75,076
Expenses to average net assets ...........................................     1.39%       1.47%        1.47%     1.42%     1.45%(2)
Net investment income to average net assets ..............................     4.43%       4.20%        4.26%     4.34%     4.57%(2)
Portfolio turnover rate ..................................................       29%         43%          79%       81%       74%

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                  CLASS Y
                                                                           --------------------------------------------------------
                                                                                                                       FOR THE
                                                                                                                       PERIOD
                                                                            FOR THE             FOR THE              NOVEMBER 3,
                                                                             YEAR                YEARS                  1995+
                                                                             ENDED               ENDED                 THROUGH
                                                                           FEBRUARY 29,        FEBRUARY 28,          FEBRUARY 29,
                                                                                        --------------------------
                                                                              2000      1999      1998        1997       1996
                                                                              ----      ----      ----        ----       ----
Net asset value, beginning of period ......................................  $11.73    $11.98    $11.55      $11.65     $11.62
                                                                             ------    ------    ------      ------     -------
Net investment income .....................................................    0.58      0.59      0.59        0.58       0.19
Net realized and unrealized gains (losses) from investments and futures ...   (1.00)     0.04      0.51       (0.10)      0.01
                                                                             ------    ------    ------      ------     -------
Net increase (decrease) from investment operations ........................   (0.42)     0.63      1.10        0.48       0.20
                                                                             ------    ------    ------      ------     -------
Dividends from net investment income ......................................   (0.58)    (0.59)    (0.59)      (0.58)     (0.17)
Distributions from net realized gains from investment transactions ........   (0.07)    (0.29)    (0.08)         --         --
                                                                             ------    ------    ------      ------     -------
Total dividends and distributions to shareholders .........................   (0.65)    (0.88)    (0.67)      (0.58)     (0.17)
                                                                             ------    ------    ------      ------     -------
Net asset value, end of period ............................................  $10.66    $11.73    $11.98      $11.55     $11.65
                                                                             ======    ======    ======      ======     =======
Total investment return (1) ...............................................   (3.72)%    5.49%     9.87%       4.32%      1.70%
                                                                             ======    ======    ======      ======     =======
Ratios/Supplemental data:
Net assets, end of period (000's) .........................................    $733      $821      $241        $246       $341
Expenses to average net assets ............................................    0.65%     0.71%     0.68%       0.65%      0.64%(2)*
Net investment income to average net assets ...............................    5.23%     4.95%     5.04%       5.13%      5.19%(2)*
Portfolio turnover rate ...................................................      29%       43%       79%         81%        74%

---------------------
+    Commencement of issuance of shares.
*    Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

(This page has been left blank intentionally.)

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                                                CLASS A
                                                                           --------------------------------------------------------
                                                                            FOR THE               FOR THE                FOR THE
                                                                             YEAR                  YEARS                   YEAR
                                                                             ENDED                 ENDED                   ENDED
                                                                         FEBRUARY 29,            FEBRUARY 28,          FEBRUARY 29,
                                                                                         ---------------------------
                                                                             2000        1999       1998        1997         1996
                                                                             ----        ----       ----        ----         ----
Net asset value, beginning of period ...................................... $10.88     $10.96      $10.39     $10.29      $  9.92
                                                                             ------    ------      ------      ------     -------
Net investment income .....................................................   0.55       0.55        0.55       0.56         0.62
Net realized and unrealized gains (losses) from investments and futures ...  (0.96)     (0.07)       0.57       0.10         0.37
                                                                             ------     ------     ------      ------     -------
Net increase (decrease) from investment operations ........................  (0.41)      0.48        1.12       0.66         0.99
                                                                             ------     ------      ------      ------     -------
Dividends from net investment income ......................................  (0.55)     (0.55)      (0.55)     (0.56)       (0.62)
Distributions from net realized gains from investment transactions ........  (0.06)     (0.01)         --         --           --
                                                                             ------     ------      ------      ------     -------
Total dividends and distributions to shareholders .........................  (0.61)     (0.56)      (0.55)     (0.56)       (0.62)
                                                                             ------     ------      ------     ------      -------
Net asset value, end of period ............................................ $ 9.86     $10.88      $10.96     $10.39       $10.29
                                                                            ======     ======      ======     ======       ======
Total investment return (1) ...............................................  (3.91)%     4.80%      11.06%      6.61%       10.18%
                                                                            ======     ======      ======     ======       ======
Ratios/Supplemental data:
Net assets, end of period (000's) .........................................$62,568    $66,771     $59,288    $52,593      $57,280
Expenses to average net assets ............................................   1.05%      1.12%       1.22%      1.15%        1.10%
Net investment income to average net assets ...............................   5.27%      5.02%       5.15%      5.49%        5.94%
Portfolio turnover rate ...................................................     19%        26%         22%        64%          48%



54





                                                                                                      CLASS B
                                                                           --------------------------------------------------------
                                                                          FOR THE                  FOR THE               FOR THE
                                                                            YEAR                    YEARS                 YEAR
                                                                            ENDED                   ENDED                 ENDED
                                                                          FEBRUARY 29,            FEBRUARY 28,         FEBRUARY 29,
                                                                                         ---------------------------
                                                                            2000       1999         1998        1997      1996
                                                                            ----       ----         ----        ----      ----
Net asset value, beginning of period ....................................  $10.87      $10.96      $10.39      $10.29    $  9.92
                                                                           ------      ------      ------      ------     -------
Net investment income ...................................................    0.47        0.47        0.47        0.48       0.54
Net realized and unrealized gains (losses) from investments and futures .   (0.96)      (0.08)       0.57        0.10       0.37
                                                                           ------      ------      ------      ------     -------
Net increase (decrease) from investment operations ......................   (0.49)       0.39        1.04        0.58       0.91
                                                                            ------     ------      ------      ------     -------
Dividends from net investment income ....................................   (0.47)      (0.47)      (0.47)      (0.48)     (0.54)
Distributions from net realized gains from investment transactions ......   (0.06)      (0.01)         --          --         --
                                                                            ------      ------     ------      ------     -------
Total dividends and distributions to shareholders .......................   (0.53)      (0.48)      (0.47)      (0.48)     (0.54)
                                                                            ------      ------      ------      ------     -------
Net asset value, end of period ..........................................   $ 9.85      $10.87      $10.96      $10.39     $10.29
                                                                            ======      ======      ======      ======     ======
Total investment return (1) .............................................   (4.65)%      3.87%      10.23%       5.82%      9.36%
                                                                            ======      ======      ======      ======     ======
Ratios/Supplemental data:
Net assets, end of period (000's) ....................................... $13,999     $18,675     $18,097     $19,427    $23,868
Expenses to average net assets ..........................................    1.81%       1.88%       1.98%       1.90%      1.85%
Net investment income to average net assets .............................    4.48%       4.24%       4.39%       4.73%      5.19%
Portfolio turnover rate .................................................      19%         26%         22%         64%        48%



                                                                                                  CLASS C
                                                                           --------------------------------------------------------
                                                                             FOR THE               FOR THE                FOR THE
                                                                               YEAR                 YEARS                  YEAR
                                                                              ENDED                 ENDED                  ENDED
                                                                            FEBRUARY 29,          FEBRUARY 28,          FEBRUARY 29,
                                                                                         ---------------------------
                                                                               2000       1999        1998       1997       1996
                                                                               ----       ----        ----       ----       ----
Net asset value, beginning of period ....................................     $10.88      $10.96     $10.39     $10.29     $  9.92
                                                                              ------      ------     ------     ------     -------
Net investment income ...................................................       0.50        0.49       0.50       0.51        0.56
Net realized and unrealized gains (losses) from investments and futures .      (0.97)      (0.07)      0.57       0.10        0.37
                                                                               ------      ------    ------      ------     -------
Net increase (decrease) from investment operations ......................      (0.47)       0.42       1.07       0.61        0.93
                                                                               ------      ------    ------      ------     -------
Dividends from net investment income ....................................      (0.50)      (0.49)     (0.50)     (0.51)      (0.56)
Distributions from net realized gains from investment transactions ......      (0.06)      (0.01)        --         --         --
                                                                               ------      ------    ------      ------     -------
Total dividends and distributions to shareholders .......................      (0.56)      (0.50)     (0.50)     (0.51)      (0.56)
                                                                               ------      ------    ------      ------     -------
Net asset value, end of period ..........................................    $  9.85      $10.88     $10.96     $10.39      $10.29
                                                                               ======     ======      ======     ======       ======
Total investment return (1) .............................................      (4.49)%      4.25%     10.51%      6.08%       9.64%
                                                                               ======     ======      ======     ======       ======
Ratios/Supplemental data:
Net assets, end of period (000's) .......................................    $19,819     $24,355    $21,982    $16,967     $20,700
Expenses to average net assets ..........................................       1.55%       1.62%      1.72%      1.66%       1.60%
Net investment income to average net assets .............................       4.76%       4.52%      4.64%      4.98%       5.45%
Portfolio turnover rate .................................................         19%         26%        22%        64%         48%



                                                                                             CLASS Y
                                                                          ---------------------------------------------
                                                                                                          FOR THE
                                                                                                          PERIOD
                                                                            FOR THE        FOR THE       FEBRUARY 5,
                                                                              YEAR           YEAR           1998+
                                                                              ENDED          ENDED         THROUGH
                                                                          FEBRUARY 29,   FEBRUARY 28,    FEBRUARY 28,

                                                                               2000         1999            1998
                                                                               ----         ----            ----
Net asset value, beginning of period ....................................    $10.88         $10.97         $10.98
                                                                             -------        -------        -------
Net investment income ...................................................      0.57           0.58           0.04
Net realized and unrealized gains (losses) from investments and futures .     (0.96)         (0.08)         (0.01)
                                                                             -------        -------        -------
Net increase (decrease) from investment operations ......................     (0.39)          0.50           0.03
                                                                             -------        -------        -------
Dividends from net investment income ....................................     (0.57)         (0.58)         (0.04)
Distributions from net realized gains from investment transactions ......     (0.06)         (0.01)            --
                                                                             -------        -------        -------
Total dividends and distributions to shareholders .......................     (0.63)         (0.59)         (0.04)
                                                                             -------        -------        -------
Net asset value, end of period ..........................................   $  9.86         $10.88         $10.97
                                                                             =======        =======        =======
Total investment return (1) .............................................     (3.73)%         4.96%         (0.09)%
                                                                             =======        =======        =======
Ratios/Supplemental data:
Net assets, end of period (000's) .......................................      $242           $414            $56
Expenses to average net assets ..........................................      0.86%          0.87%          1.00%*
Net investment income to average net assets .............................      5.45%          5.28%          5.44%*
Portfolio turnover rate .................................................        19%            26%            22%


----------------

+    Commencement of issuance of shares.
*    Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                      CLASS A
                                                                             ------------------------------------------------------
                                                                               FOR THE                FOR THE            FOR THE
                                                                                YEAR                   YEARS              YEAR
                                                                                ENDED                  ENDED             ENDED
                                                                             FEBRUARY 29,            FEBRUARY 28,      FEBRUARY 29,
                                                                                           --------------------------
                                                                                2000        1999      1998       1997      1996
                                                                             -----------   --------------------------- ------------
Net asset value, beginning of period ......................................  $     11.03   $ 11.12  $  10.66  $ 10.71  $    10.27
                                                                             -----------   -------  --------  -------  ----------
Net investment income .....................................................         0.48      0.53      0.51     0.51        0.54
Net realized and unrealized gains (losses) from investments and futures ...        (0.95)     0.15      0.46    (0.05)       0.45
                                                                             -----------   -------  --------  -------  ----------
Net increase (decrease) from investment operations ........................        (0.47)     0.68      0.97     0.46        0.99
                                                                             -----------   -------  --------  -------  ----------
Dividends from net investment income ......................................        (0.48)    (0.53)    (0.51)   (0.51)      (0.55)
Distributions from net realized gains from investment transactions ........        (0.09)    (0.24)        -        -           -
                                                                             -----------   -------  --------  -------  ----------
Total dividends and distributions to shareholders .........................        (0.57)    (0.77)    (0.51)   (0.51)      (0.55)
                                                                             -----------   -------  --------  -------  ----------
Net asset value, end of period ............................................  $      9.99   $ 11.03  $  11.12  $ 10.66  $    10.71
                                                                             ===========   =======  ========  =======  ==========
Total investment return (1) ...............................................        (4.33)%    6.24%     9.36%    4.49%       9.83%
                                                                             ===========   =======  ========  =======  ==========
Ratios/Supplemental data:
Net assets, end of period (000's) .........................................  $    22,810   $27,171  $ 23,694  $23,160  $   28,734
Expenses to average net assets, net of waivers from adviser ...............         1.02%     1.02%     1.02%    1.02%       1.02%
Expenses to average net assets, before waivers from adviser ...............         1.34%     1.27%     1.28%    1.50%       1.15%
Net investment income to average net assets, net of waivers from adviser ..         4.56%     4.46%     4.74%    4.91%       5.11%
Net investment income to average net assets, before waivers and
    reimbursements from adviser ...........................................         4.24%     4.21%     4.48%    4.42%       4.98%
Portfolio turnover rate ...................................................           19%       44%       34%      40%         13%


                                                                                                     CLASS B
                                                                            ------------------------------------------------------
                                                                              FOR THE              FOR THE             FOR THE
                                                                               YEAR                 YEARS               YEAR
                                                                               ENDED                ENDED              ENDED
                                                                            FEBRUARY 29,          FEBRUARY 28,        FEBRUARY 29,
                                                                                          -------------------------
                                                                               2000        1999      1998     1997       1996
                                                                            -----------   -------------------------  ------------
Net asset value, beginning of period .....................................  $     11.03   $ 11.12  $ 10.65  $ 10.71  $      10.27
                                                                            -----------   -------  -------  -------  ------------
Net investment income ....................................................         0.40      0.44     0.43     0.44          0.47
Net realized and unrealized gains (losses) from investments and futures ..        (0.95)     0.15     0.47    (0.06)         0.44
                                                                            -----------   -------  -------  -------  ------------
Net increase (decrease) from investment operations .......................        (0.55)     0.59     0.90     0.38          0.91
                                                                            -----------   -------  -------  -------  ------------
Dividends from net investment income .....................................        (0.40)    (0.44)   (0.43)   (0.44)        (0.47)
Distributions from net realized gains from investment transactions .......        (0.09)    (0.24)       -        -             -
                                                                            -----------   -------  -------  -------  ------------
Total dividends and distributions to shareholders ........................        (0.49)    (0.68)   (0.43)   (0.44)        (0.47)
                                                                            -----------   -------  -------  -------  ------------
Net asset value, end of period ...........................................  $      9.99   $ 11.03  $ 11.12  $ 10.65  $      10.71
                                                                            ===========   =======  =======  =======  ============
Total investment return (1) ..............................................        (5.05)%    5.40%    8.65%    3.62%         9.01%
                                                                            ===========   =======  =======  =======  ============
Ratios/Supplemental data:
Net assets, end of period (000's) ........................................  $     3,692   $ 6,013  $ 7,829  $ 9,462  $     11,862
Expenses to average net assets, net of waivers from adviser ..............         1.77%     1.77%    1.77%    1.76%         1.77%
Expenses to average net assets, before waivers from adviser ..............         2.09%     2.02%    2.05%    2.27%         1.89%)
Net investment income to average net assets, net of waivers from adviser .         3.77%     3.70%    3.99%    4.16%         4.36%
Net investment income to average net assets, before waivers and
    reimbursements from adviser ..........................................         3.45%     3.45%    3.70%    3.65%         4.24%
Portfolio turnover rate ..................................................           19%       44%      34%      40%           13%


                                                                                                     CLASS C
                                                                            ------------------------------------------------------
                                                                              FOR THE               FOR THE              FOR THE
                                                                               YEAR                  YEARS                YEAR
                                                                               ENDED                 ENDED                ENDED
                                                                            FEBRUARY 29,           FEBRUARY 28,        FEBRUARY 29,
                                                                                          ---------------------------
                                                                               2000        1999       1998     1997        1996
                                                                            ------------  ---------------------------  ------------
Net asset value, beginning of period .....................................  $      11.04  $ 11.12  $  10.66  $  10.71  $     10.28
                                                                            ------------  -------  --------  --------  ------------
Net investment income ....................................................          0.42     0.47      0.46      0.46         0.49
Net realized and unrealized gains (losses) from investments and futures ..         (0.95)    0.16      0.46     (0.05)        0.43
                                                                            ------------  -------  --------  --------  ------------
Net increase (decrease) from investment operations .......................         (0.53)    0.63      0.92      0.41         0.92
                                                                            ------------  -------  --------  --------  ------------
Dividends from net investment income .....................................         (0.42)   (0.47)    (0.46)    (0.46)       (0.49)
Distributions from net realized gains from investment transactions .......         (0.09)   (0.24)        -         -            -
                                                                            ------------  -------  --------  --------  ------------
Total dividends and distributions to shareholders ........................         (0.51)   (0.71)    (0.46)    (0.46)       (0.49)
                                                                            ------------  -------  --------  --------  ------------
Net asset value, end of period ...........................................  $      10.00  $ 11.04  $  11.12  $  10.66  $     10.71
                                                                            ============  =======  ========  ========  ============
Total investment return (1) ..............................................         (4.80)%   5.78%     8.82%     3.98%        9.17%
                                                                            ============  =======  ========  ========  ============
Ratios/Supplemental data:
Net assets, end of period (000's) ........................................  $      9,344  $11,802  $ 12,966  $ 13,786  $    17,849
Expenses to average net assets, net of waivers from adviser ..............          1.52%    1.52%     1.52%     1.52%        1.52%
Expenses to average net assets, before waivers from adviser ..............          1.83%    1.77%     1.78%     2.04%        1.64%
Net investment income to average net assets, net of waivers from adviser .          4.06%    3.97%     4.24%     4.41%        4.61%
Net investment income to average net assets, before waivers and
    reimbursements from adviser ..........................................          3.75%    3.72%     3.98%     3.89%        4.50%
Portfolio turnover rate ..................................................            19%      44%       34%       40%          13%

                                                                                         CLASS Y
                                                                            -------------------------------
                                                                                                 FOR THE
                                                                             FOR THE             PERIOD
                                                                               YEAR           MAY 21, 1998+
                                                                              ENDED              THROUGH
                                                                            FEBRUARY 29,       FEBRUARY 28,
                                                                                2000               1999
                                                                            ------------      -------------
Net asset value, beginning of period .....................................  $     11.03       $       11.08
                                                                            -----------       -------------
Net investment income ....................................................         0.50                0.40
Net realized and unrealized gains (losses) from investments and futures ..        (0.95)               0.19
                                                                            -----------       -------------
Net increase (decrease) from investment operations .......................        (0.45)               0.59
                                                                            -----------       -------------
Dividends from net investment income .....................................        (0.50)              (0.40)
Distributions from net realized gains from investment transactions .......        (0.09)              (0.24)
                                                                            -----------       -------------
Total dividends and distributions to shareholders ........................        (0.59)              (0.64)
                                                                            -----------       -------------
Net asset value, end of period ...........................................  $      9.99       $       11.03
                                                                            ===========       =============
Total investment return (1) ..............................................        (4.10)%              5.39%
                                                                            ===========       =============
Ratios/Supplemental data:
Net assets, end of period (000's) ........................................  $        65       $          21
Expenses to average net assets, net of waivers from adviser ..............         0.77%               0.77%*
Expenses to average net assets, before waivers from adviser ..............         1.05%               1.03%*
Net investment income to average net assets, net of waivers from adviser .         4.92%               4.71%*
Net investment income to average net assets, before waivers and
    reimbursements from adviser ..........................................         4.64%               4.44%*
Portfolio turnover rate ..................................................           19%                 44%

----------------

+    Commencement of issuance of shares.

*    Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

PAINEWEBBER




REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Mutual Fund Trust
PaineWebber Municipal Series

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of PaineWebber Mutual Fund Trust (comprising PaineWebber California Tax-Free Income Fund and PaineWebber National Tax-Free Income Fund), and PaineWebber Municipal Series (comprising PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund) (the "Trusts") as of February 29, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of February 29, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting PaineWebber Mutual Fund Trust and PaineWebber Municipal Series at February 29, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ ERNST & YOUNG LLP


New York, New York
April 14, 2000

PAINEWEBBER


TAX INFORMATION(unaudited)

   We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (February 29, 2000), as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year were derived from the following sources:

                                                                     California      National                        New York
                                                                       Tax-Free      Tax-Free      Municipal High    Tax-Free
                        Per Share Data:                              Income Fund    Income Fund      Income Fund    Income Fund
                        ---------------                              -----------    -----------     --------------  -----------
Tax-exempt income*
   Class A                                                               0.5148         0.5526        0.5490          0.4759
   Class B                                                               0.4337         0.4634        0.4690          0.3968
   Class C                                                               0.4607         0.4941        0.4965          0.4235
   Class Y                                                               0.5430         0.5755        0.5686          0.5016
Short-term Capital Gains**
   Class A                                                                  --          0.0036           --           0.0123
   Class B                                                                  --          0.0036           --           0.0123
   Class C                                                                  --          0.0036           --           0.0123
   Class Y                                                                  --          0.0036           --           0.0123
Long-term Capital Gains***
   Class A                                                               0.0585         0.0621        0.0589          0.0795
   Class B                                                               0.0585         0.0621        0.0589          0.0795
   Class C                                                               0.0585         0.0621        0.0589          0.0795
   Class Y                                                               0.0585         0.0621        0.0589          0.0795
Alternative Minimum Tax                                                   10.72%         18.73%        45.04%          15.18%

----------
*     Federally exempt interest dividends
**    Taxable as ordinary income
***   All long-term capital gains distributions are taxed at a 20% rate.

   All exempt interest dividends paid by California Tax-Free Income Fund and New York Tax-Free Income Fund were exempt from California state income tax and New York state and city income tax, respectively.

   Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2000. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2001. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each Fund.

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.                Meyer Feldberg
CHAIRMAN
                                      George W. Gowen
Margo N. Alexander
                                      Frederic V. Malek
Richard Q. Armstrong
                                      Carl W. Schafer
Richard R. Burt
                                      Brian M. Storms
Mary C. Farrell

PRINCIPAL OFFICERS

Margo N. Alexander                    Richard S. Murphy
PRESIDENT                             VICE PRESIDENT

Dianne E. O'Donnell                   Cynthia N. Bow
VICE PRESIDENT AND SECRETARY          VICE PRESIDENT

Paul H. Schubert                      William W. Veronda
VICE PRESIDENT AND TREASURER          VICE PRESIDENT

Elbridge T. Gerry III
VICE PRESIDENT


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019



A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
-  High Income Fund
-  Investment Grade Income Fund
-  Low Duration U.S. Government Income Fund
-  Strategic Income Fund
-  U.S. Government Income Fund

TAX-FREE BOND FUNDS
-  California Tax-Free Income Fund
-  Municipal High Income Fund
-  National Tax-Free Income Fund
-  New York Tax-Free Income Fund

STOCK FUNDS
-  Enhanced S&P 500 Fund
-  Enhanced Nasdaq-100 Fund
-  Financial Services Growth Fund
-  Growth Fund
-  Growth and Income Fund
-  Mid Cap Fund
-  Small Cap Fund
-  S&P 500 Index Fund
-  Strategy Fund
-  Tax-Managed Equity Fund
-  Utility Income Fund

ASSET ALLOCATION FUNDS
-  Balanced Fund
-  Tactical Allocation Fund

GLOBAL FUNDS
-  Asia Pacific Growth Fund
-  Emerging Markets Equity Fund
-  Global Equity Fund
-  Global Income Fund

PAINE WEBBER MONEY MARKET FUND



                                   PAINEWEBBER
                        -C-2000 PaineWebber Incorporated
                               All rights reserved
                                   Member SIPC

                                   PAINEWEBBER



                                 ANNUAL REPORT

--------------------------------------------------------------------------------
                                              TAX-FREE

                                              BOND FUNDS



                                              CALIFORNIA TAX-FREE INCOME FUND

                                              NATIONAL TAX-FREE INCOME FUND

                                              MUNICIPAL HIGH INCOME FUND

                                              NEW YORK TAX-FREE INCOME FUND



                                              FEBRUARY 29, 2000